UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05876

LORD ABBETT SERIES FUND, INC.
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City,		NJ 07302
(Address of principal executive offices)		(Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant's telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	12/31

Date of reporting period:	3/31/2008

Item 1:           Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT SERIES FUND, INC. - ALL VALUE PORTFOLIO March 31, 2008

Investments	Shares	Value (000)
COMMON STOCKS 95.85%

Aerospace 1.32%
Alliant Techsystems Inc.*	6,500	$673
Curtiss-Wright Corp.	9,100	377
Moog Inc. Class A*	4,750	201
Total		1,251

Air Transportation 0.29%
Bristow Group Inc.*	5,100	274

Auto Components 2.13%
Gentex Corp.	22,600	387
Oshkosh Corp.	45,000	1,633
Total		2,020

Auto Parts: Original Equipment 1.23%
Autoliv, Inc. (Sweden)(a)	21,200	1,064
Tenneco Inc.*	3,600	101
Total		1,165

Banks 3.18%
Commerce Bancshares, Inc.	10,950	460
Cullen/Frost Bankers, Inc.	40,100	2,127
PNC Financial Services Group, Inc. (The)	6,500	426
Total		3,013

Beverage: Distillers 0.39%
Brown-Forman Corp.	5,600	371

Beverage: Soft Drinks 2.82%
Coca-Cola Co. (The)	20,300	1,235
Coca-Cola Enterprises Inc.	21,400	518
PepsiCo, Inc.	12,700	917
Total		2,670

Biotechnology Research & Production 1.71%
Amgen Inc.*	27,800	1,161
OSI Pharmaceuticals, Inc.*	12,300	460
Total		1,621

Chemicals 4.50%
Cabot Corp.	10,800	302
Cytec Industries Inc.	26,100	1,406
Dow Chemical Co. (The)	16,100	593
Eastman Chemical Co.	6,800	425
Hercules, Inc.	12,000	219
Praxair, Inc.	6,875	579
Rohm & Haas Co.	13,700	741
Total		4,265

Communications Technology 4.28%
Anixter International Inc.*	20,600	1,320
Cisco Systems, Inc.*	15,700	378
Corning Inc.	79,700	1,916
McAfee, Inc.*	13,300	440
Total		4,054

Computer Technology 0.18%
Intermec, Inc.*	7,800	173

Containers & Packaging: Metal & Glass 0.83%
AptarGroup, Inc. (United Kingdom)(a)	14,200	553
Silgan Holdings Inc.	4,700	233
Total		786

Containers & Packaging: Paper & Plastic 1.81%
Pactiv Corp.*	40,500	1,061
Sonoco Products Co.	22,800	653
Total		1,714

Diversified Financial Services 1.74%
Bank of New York Mellon Corp. (The)	39,587	1,652

Diversified Manufacturing 1.69%
Ball Corp.	13,500	620
Hexcel Corp.*	13,500	258
Olin Corp.	36,600	723
Total		1,601

Diversified Production 0.69%
Ingersoll-Rand Co. Ltd. Class A (Bermuda)(a)	14,600	651

Drug & Grocery Store Chains 1.25%
Kroger Co. (The)	46,800	1,189

See Notes to Schedule of Investments.

1

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - ALL VALUE PORTFOLIO March 31, 2008

		Value
Investments	Shares	(000)
Drugs & Pharmaceuticals 7.64%
Abbott Laboratories	52,500	$2,895
Eli Lilly & Co.	28,600	1,476
Mylan Inc.	12,700	147
Onyx Pharmaceuticals, Inc.*	19,200	558
Schering-Plough Corp.	97,030	1,398
Watson Pharmaceuticals, Inc.*	26,100	765
Total		7,239

Electrical Equipment & Components 1.10%
AMETEK, Inc.	7,950	349
Emerson Electric Co.	13,400	690
Total		1,039

Electronics: Technology 1.61%
General Dynamics Corp.	18,300	1,526

Engineering & Contracting Services 0.15%
URS Corp.*	4,400	144

Financial: Miscellaneous 2.71%
Berkshire Hathaway Inc. Class B*	575	2,572

Foods 0.90%
Smithfield Foods, Inc.*	33,300	858

Gold 2.11%
Barrick Gold Corp. (Canada)(a)	46,000	1,999

Healthcare Facilities 1.50%
DaVita Inc.*	29,800	1,423

Identification Control & Filter Devices 1.96%
IDEX Corp.	24,050	738
Parker Hannifin Corp.	16,100	1,115
Total		1,853

Insurance: Multi-Line 2.27%
Aon Corp.	28,200	1,134
Hartford Financial Group, Inc. (The)	13,400	1,015
Total		2,149

Insurance: Property-Casualty 1.26%
Chubb Corp. (The)	9,100	450
HCC Insurance Holdings, Inc.	20,700	470
W.R. Berkley Corp.	9,800	271
Total		1,191

Machinery: Industrial/Specialty 0.62%
Kennametal Inc.	19,800	583

Machinery: Oil Well Equipment & Services 4.29%
BJ Services Co.	17,000	485
CARBO Ceramics Inc.	8,700	349
Halliburton Co.	30,900	1,215
Schlumberger Ltd. (Netherlands Antilles)(a)	10,400	905
Superior Energy Services, Inc.*	28,100	1,113
Total		4,067

Metal Fabricating 1.80%
Quanex Corp.	32,950	1,705

Milling: Fruit & Grain Processing 1.29%
Archer Daniels Midland Co.	29,700	1,222

Miscellaneous: Consumer Staples 0.33%
Diageo plc ADR	3,900	317

Miscellaneous: Materials & Processing 0.17%
Rogers Corp.*	4,690	157

Multi-Sector Companies 7.98%
Carlisle Cos., Inc.	54,800	1,832
Eaton Corp.	9,370	747
General Electric Co.	86,300	3,194
Honeywell International Inc.	15,300	863
ITT Corp.	14,100	731
Teleflex Inc.	4,000	191
Total		7,558

Oil: Crude Producers 3.53%
Apache Corp.	3,000	363
Chesapeake Energy Corp.	27,800	1,283
Forest Oil Corp.*	16,000	783

See Notes to Schedule of Investments.

2

Schedule of Investments (unaudited)(concluded)
LORD ABBETT SERIES FUND, INC. - ALL VALUE PORTFOLIO March 31, 2008

		Value
Investments	Shares	(000)
Oil: Crude Producers (continued)
Range Resources Corp.	14,500	$920
Total		3,349

Oil: Integrated Domestic 0.66%
EnCana Corp. (Canada)(a)	8,200	621

Oil: Integrated International 3.81%
Chevron Corp.	2,900	247
ExxonMobil Corp.	39,700	3,358
Total		3,605

Publishing: Miscellaneous 0.27%
Meredith Corp.	6,700	256

Railroads 1.36%
Burlington Northern Santa Fe Corp.	14,000	1,291

Rental & Leasing Services: Commercial 0.64%
GATX Financial Corp.	15,400	602

Retail 3.71%
AnnTaylor Stores Corp.*	3,800	92
Costco Wholesale Corp.	22,200	1,442
J.C. Penney Co., Inc.	11,000	415
Kohl’s Corp.*	22,600	969
Macy’s, Inc.	13,374	309
Target Corp.	5,600	284
Total		3,511

Scientific Equipment & Supplies 1.20%
Applera Corp. - Applied Biosystems Group**	34,600	1,137

Securities Brokerage & Services 0.19%
Charles Schwab Corp. (The)	9,400	177

Soaps & Household Chemicals 0.93%
Procter & Gamble Co. (The)	12,609	884

Steel 0.70%
Carpenter Technology Corp.	11,800	660

Textiles Apparel Manufacturers 0.61%
V.F. Corp.	7,500	581

Utilities: Electrical 2.35%
CMS Energy Corp.	24,540	332
Southern Co. (The)	31,600	1,125
Wisconsin Energy Corp.	17,400	766
Total		2,223

Utilities: Gas Distributors 2.97%
AGL Resources Inc.	19,100	655
Spectra Energy Corp.	48,100	1,094
UGI Corp.	42,800	1,067
Total		2,816

Utilities: Gas Pipelines 1.66%
El Paso Corp.	57,600	958
Williams Cos., Inc. (The)	18,700	617
Total		1,575

Utilities: Telecommunications 1.53%
AT&T, Inc.	37,900	1,452

Total Common Stocks
(cost $89,676,250)		90,812

	Principal
	Amount
	(000)
SHORT-TERM INVESTMENT 4.47%

Repurchase Agreement
Repurchase Agreement dated 3/31/2008, 1.73% due 4/1/2008 with State Street Bank & Trust Co. collateralized by $4,000,000 of U.S. Treasury Bonds at 7.25% due 5/15/2016; value: $5,260,000; proceeds: $4,234,483 (cost $4,234,280)	$4,234	4,234
Total Investments in Securities 100.32%
(cost $93,910,530)		95,046
Liabilities in Excess of Other Assets (0.32%)		(304)
Net Assets 100.00%		$94,742

ADR	American Depositary Receipt.
*	Non-income producing security.
**	Tracking Stock. A security issued by a parent company that tracks the performance of a particular division.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

3

Schedule of Investments (unaudited)
LORD ABBETT SERIES FUND, INC. - AMERICA’S VALUE PORTFOLIO March 31, 2008

	Shares
Investments	(000)	Value
LONG-TERM INVESTMENTS 97.36%

COMMON STOCKS 58.11%

Chemicals 3.40%
Chemtura Corp.	170	$1,250,002
Eastman Chemical Co.	35	2,167,015
Monsanto Co.	5	579,800
Total		3,996,817

Commercial Banks 1.04%
Bank of America Corp.	29	1,091,808
Marshall & Ilsley Corp.	6	133,771
Total		1,225,579

Commercial Services & Supplies 1.91%
R.R. Donnelley & Sons Co.	74	2,236,878

Construction Materials 0.51%
KBR, Inc.	21	593,422

Containers & Packaging 1.46%
Ball Corp.	37	1,708,968

Diversified Telecommunication Services 10.68%
AT&T, Inc.	90	3,427,850
Embarq Corp.	65	2,610,510
Qwest Communications International Inc.	491	2,224,230
Verizon Communications, Inc.	33	1,191,915
Windstream Corp.	258	3,080,710
Total		12,535,215

Electric Utilities 3.47%
Ameren Corp.	59	2,593,956
Puget Energy, Inc.	22	569,140
UniSource Energy Corp.	41	912,660
Total		4,075,756

Electrical Equipment 0.91%
Hubbell, Inc. Class B	24	1,066,036

See Notes to Schedule of Investments.

1

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - AMERICA’S VALUE PORTFOLIO March 31, 2008

	Shares
Investments	(000)	Value
Energy Equipment & Services 1.91%
Halliburton Co.	57	$2,245,743

Food & Staples Retailing 1.73%
Ingles Markets, Inc.	31	767,208
Wal-Mart Stores, Inc.	24	1,269,588
Total		2,036,796

Food Products 6.16%
H.J. Heinz Co.	58	2,700,775
Kellogg Co.	25	1,319,256
Kraft Foods, Inc. Class A	103	3,206,434
Total		7,226,465

Gas Utilities 2.25%
NiSource Inc.	153	2,639,444

Household Durables 2.02%
Newell Rubbermaid, Inc.	28	638,073
Snap-on Inc.	34	1,733,985
Total		2,372,058

Insurance 3.24%
ACE Ltd. (Bermuda)(a)	41	2,235,436
PartnerRe Ltd. (Bermuda)(a)	21	1,571,780
Total		3,807,216

Leisure Equipment & Products 0.62%
Tyco International Ltd. (Bermuda)(a)	16	722,420

Media 1.46%
Idearc Inc.	279	1,015,924
Interpublic Group of Cos., Inc. (The)*	83	695,625
Total		1,711,549

Multi-Line Retail 0.78%
Macy’s, Inc.	40	919,356

Oil & Gas 5.48%
Chevron Corp.	28	2,373,008
EOG Resources, Inc.	20	2,400,000

See Notes to Schedule of Investments

2

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - AMERICA’S VALUE PORTFOLIO March 31, 2008

	Shares
Investments	(000)	Value
Oil & Gas (continued)
Transocean Inc. (Cayman Islands)*(a)	12	$1,660,932
Total		6,433,940

Paper & Forest Products 0.94%
MeadWestvaco Corp.	41	1,107,854

Pharmaceuticals 4.96%
Bristol-Myers Squibb Co.	111	2,366,430
Mylan, Inc.	106	1,223,800
Pfizer Inc.	106	2,229,045
Total		5,819,275

Semiconductor Equipment & Products 0.90%
Taiwan Semiconductor
Manufacturing Co., Ltd. ADR	102	1,051,607

Specialty Retail 1.05%
OfficeMax, Inc.	65	1,236,444

Trading Companies & Distributors 1.23%
Genuine Parts Co.	36	1,439,876
Total Common Stocks (cost $73,490,267)		68,208,714

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)
CONVERTIBLE BONDS 4.47%

Aerospace & Defense 0.29%
DRS Technologies, Inc.†	2.00%	2/1/2026	$300	339,375

Biotechnology 0.60%
Cephalon, Inc.	Zero Coupon	6/15/2033	150	171,000
CV Therapeutics, Inc.	3.25%	8/16/2013	250	184,687
Genzyme Corp.	1.25%	12/1/2023	300	349,125
Total				704,812

Commercial Services & Supplies 0.22%
CRA International, Inc.	2.875%	6/15/2034	250	258,750

Diversified Consumer Services 0.41%
FTI Consulting, Inc.	3.75%	7/15/2012	200	482,500

See Notes to Schedule of Investments.

3

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - AMERICA’S VALUE PORTFOLIO March 31, 2008

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Diversified Telecommunication Services 0.09%
Qwest Communications International, Inc.	3.50%	11/15/2025	$100	$103,250

Food Products 0.35%
Archer Daniels Midland Co.	0.875%	2/15/2014	350	408,188

Healthcare Providers & Services 0.33%
Five Star Quality Care, Inc.	3.75%	10/15/2026	500	381,875

Insurance 0.21%
Conseco, Inc.
(Zero Coupon after 9/30/2010)(b)	3.50%	9/30/2035	300	249,750

Internet Software & Services 0.23%
Equinix, Inc.	2.50%	4/15/2012	300	270,375

Machinery 0.38%
Roper Industries, Inc.
(Zero Coupon after 1/15/2009)(c)	1.481%	1/15/2034	600	450,750

Metals & Mining 0.36%
Newmont Mining Corp.	1.25%	7/15/2014	350	427,000

Oil & Gas 0.34%
Devon Energy Corp.	4.90%	8/15/2008	250	400,000

Pharmaceuticals 0.66%
Teva Pharmaceutical Finance, LLC (Israel)(a)	1.75%	2/1/2026	500	568,125
Wyeth	3.581%#	1/15/2024	200	201,594
Total				769,719
Total Convertible Bonds (cost $4,968,467)				5,246,344

		Shares
		(000)
CONVERTIBLE PREFERRED STOCKS 1.50%

Electric Utilities 0.18%
CMS Energy Corp.	4.50%	3	215,813

Energy Equipment & Services 0.52%
El Paso Corp.	4.99%	-(e)	612,000

See Notes to Schedule of Investments.

4

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - AMERICA’S VALUE PORTFOLIO March 31, 2008

	Interest	Shares
Investments	Rate	(000)	Value
Food & Staples Retailing 0.19%
Bunge Ltd. (Bermuda)(a)	4.875%	2	$227,500

Insurance 0.18%
MetLife Inc.	6.375%	5	148,500
XL Capital Ltd. (Cayman Islands)(a)	7.00%	5	61,450
Total			209,950

Pharmaceuticals 0.43%
Mylan, Inc.	6.50%	-(e)	345,744
Schering-Plough Corp.	6.00%	1	153,180
Total			498,924
Total Convertible Preferred Stocks (cost $1,894,513)			1,764,187

		U.S. $
		Value
FOREIGN COMMON STOCKS(d) 5.82%

Australia 1.36%
Coca-Cola Amatil Ltd.	206	1,599,392

Canada 0.44%
CI Financial Income Fund Unit	24	517,975

Germany 0.52%
Henkel KGaA	14	607,313

Greece 0.83%
National Bank of Greece S.A.	18	973,033

United Kingdom 2.67%
Cadbury Schweppes plc	134	1,467,733
Kesa Electricals plc	216	881,422
Royal Bank of Scotland Group plc (The)	117	779,869
Total		3,129,024
Total Foreign Common Stocks (cost $7,218,935)		6,826,737

See Notes to Schedule of Investments.

5

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - AMERICA’S VALUE PORTFOLIO March 31, 2008

	Shares	U.S. $
Investments	(000)	Value
FOREIGN PREFERRED STOCK (d) 0.23%
Brazil
Companhia Energetica de Minas Gerais (cost $278,530)	15	$271,072

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
GOVERNMENT SPONSORED ENTERPRISES
BONDS 5.24%
Federal Home Loan Mortgage Corp.	5.75%	4/15/2008	$4,000	4,005,420
Federal National Mortgage Assoc.	5.00%	10/15/2011	2,000	2,148,400
Total Government Sponsored Enterprises Bonds (cost $6,109,676)				6,153,820

GOVERNMENT SPONSORED ENTERPRISES
PASS-THROUGHS 3.78%
Federal National Mortgage Assoc.	5.50%	6/1/2036	1,454	1,469,822
Federal National Mortgage Assoc.	6.00%	2/1/2034 - 4/1/2036	1,464	1,505,781
Federal National Mortgage Assoc.	6.50%	7/1/2035 - 12/1/2036	1,411	1,463,333
Total Government Sponsored Enterprises Pass-Throughs (cost $4,400,266)				4,438,936

HIGH YIELD CORPORATE BONDS 17.11%

Auto Components 0.07%
Cooper-Standard Automotive, Inc.	8.375%	12/15/2014	100	76,250

Automobiles 0.20%
Hertz Corp. (The)	8.875%	1/1/2014	250	238,125

Beverages 0.21%
Constellation Brands, Inc.	7.25%	5/15/2017	250	243,750

Chemicals 0.51%
Equistar Chemicals, L.P.	7.55%	2/15/2026	200	129,000
Ineos Group Holdings plc (United Kingdom)†(a)	8.50%	2/15/2016	600	469,500
Total				598,500

See Notes to Schedule of Investments.

6

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - AMERICA’S VALUE PORTFOLIO March 31, 2008

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Commercial Services & Supplies 0.44%
ARAMARK Corp.	8.50%	2/1/2015	$225	$226,687
FTI Consulting, Inc.	7.75%	10/1/2016	75	78,000
NOVA Chemicals Corp. (Canada)(a)	7.863%#	11/15/2013	250	210,625
Total				515,312

Consumer Finance 0.75%
Ford Motor Credit Co.	7.375%	10/28/2009	625	569,659
GMAC LLC	7.25%	3/2/2011	400	315,138
Total				884,797

Containers & Packaging 0.45%
Berry Plastics Group, Inc.	8.875%	9/15/2014	250	219,375
Crown Cork & Seal Co., Inc.	7.375%	12/15/2026	350	302,750
Total				522,125

Diversified Consumer Services 0.30%
Allied Waste North America, Inc.	7.25%	3/15/2015	350	351,313

Diversified Financials 1.34%
Ashtead Capital, Inc.†	9.00%	8/15/2016	200	163,000
Ford Capital B.V. (Netherlands)(a)	9.50%	6/1/2010	500	452,500
Hawker Beechcraft Acquisition Co., LLC	9.75%	4/1/2017	250	250,000
RBS Global & Rexnord Corp.	8.875%	9/1/2016	350	311,500
RBS Global & Rexnord Corp.	9.50%	8/1/2014	100	94,000
RBS Global & Rexnord Corp.	11.75%	8/1/2016	350	304,500
Total				1,575,500

Diversified Telecommunication Services 2.22%
Cincinnati Bell, Inc.	7.00%	2/15/2015	600	546,000
Hughes Network Systems LLC	9.50%	4/15/2014	250	250,000
Intelsat Ltd. (Bermuda)(a)	9.25%	6/15/2016	150	151,875
Qwest Capital Funding, Inc.	7.90%	8/15/2010	400	402,000
Syniverse Technologies Inc.	7.75%	8/15/2013	500	473,750
Windstream Corp.	7.00%	3/15/2019	900	787,500
Total				2,611,125

Electric Utilities 1.59%
AES Corp. (The)	8.00%	10/15/2017	150	152,625
Commonwealth Edison Co.	5.80%	3/15/2018	250	249,151

See Notes to Schedule of Investments.

7

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - AMERICA’S VALUE PORTFOLIO March 31, 2008

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Electric Utilities (continued)
Dynegy Holdings, Inc.	8.375%	5/1/2016	$250	$248,750
Edison Mission Energy	7.75%	6/15/2016	500	517,500
NRG Energy, Inc.	7.25%	2/1/2014	350	346,500
Reliant Energy, Inc.	7.875%	6/15/2017	350	350,000
Total				1,864,526

Electrical Equipment 0.60%
Advanced Micro Devices, Inc.	7.75%	11/1/2012	250	203,125
Baldor Electric Co.	8.625%	2/15/2017	500	497,500
Total				700,625

Electronic Equipment & Instruments 0.43%
Emerson Electric Co.	5.25%	10/15/2018	500	509,936

Energy Equipment & Services 0.29%
El Paso Corp.	7.00%	6/15/2017	100	103,351
Hornbeck Offshore Services, Inc.	6.125%	12/1/2014	250	237,500
Total				340,851

Food Products 0.17%
Constellation Brands Inc.	8.125%	1/15/2012	200	203,000

Healthcare Equipment & Supplies 0.22%
HCA Inc.	9.125%	11/15/2014	250	258,125

Healthcare Providers & Services 0.59%
Community Health Systems	8.875%	7/15/2015	450	453,937
United Surgical Partners International Inc. PIK	9.25%	5/1/2017	250	232,500
Total				686,437

Healthcare Technology 0.40%
LVB Acquisition Merger Sub Inc.†	10.00%	10/15/2017	450	473,625

Hotels, Restaurants & Leisure 0.15%
River Rock Entertainment Authority	9.75%	11/1/2011	20	20,000
Station Casinos, Inc.	6.50%	2/1/2014	250	151,250
Total				171,250

Industrial Conglomerates 0.33%
Ball Corp.	6.625%	3/15/2018	75	74,625
Park-Ohio Industries, Inc.	8.375%	11/15/2014	400	318,000
Total				392,625

See Notes to Schedule of Investments.

8

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - AMERICA’S VALUE PORTFOLIO March 31, 2008

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Information Technology Services 0.22%
SunGard Data Systems Holdings Inc.	9.125%	8/15/2013	$250	$253,750

Media 2.16%
Affinion Group Holdings, Inc.	11.50%	10/15/2015	350	339,500
Barrington Broadcasting Group LLC	10.50%	8/15/2014	275	246,125
CCH I LLC	11.75%	5/15/2014	500	255,000
CCH I LLC / CCH I CAPITAL	11.00%	10/1/2015	150	105,000
Gaylord Entertainment Co.	8.00%	11/15/2013	100	93,250
General Motors Corp.	7.20%	1/15/2011	250	209,375
Idearc Inc.	8.00%	11/15/2016	500	326,250
Mediacom Broadband LLC / Corp.	8.50%	10/15/2015	250	211,250
Mediacom Communications Corp.	9.50%	1/15/2013	250	231,250
R.H. Donnelley Corp.	8.875%	1/15/2016	300	191,250
R.H. Donnelley Corp.†	8.875%	10/15/2017	225	141,750
Univision Communications Inc. PIK†	9.75%	3/15/2015	300	183,000
Total				2,533,000

Metals & Mining 0.67%
Aleris International, Inc.	10.00%	12/15/2016	150	96,000
Freeport-McMoRan Copper & Gold Inc.	8.375%	4/1/2017	425	452,094
Noranda Aluminum, Inc. PIK†	8.738%#	5/15/2015	300	237,000
Total				785,094

Multi-Utilities & Unregulated Power 0.27%
Mirant Americas Generation LLC	9.125%	5/1/2031	350	319,375

Oil & Gas 0.92%
Chesapeake Energy Corp.	7.625%	7/15/2013	300	309,000
Forest Oil Corp.	7.25%	6/15/2019	200	204,500
VeraSun Energy Corp.†	9.375%	6/1/2017	350	241,500
Williams Cos., Inc. (The)	7.875%	9/1/2021	300	326,625
Total				1,081,625

Paper & Forest Products 0.62%
AbitibiBowater, Inc.	6.50%	6/15/2013	200	133,000
Abitibi-Consolidated, Inc. (Canada)(a)	8.55%	8/1/2010	175	101,500

See Notes to Schedule of Investments.

9

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - AMERICA’S VALUE PORTFOLIO March 31, 2008

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Paper & Forest Products (continued)
Abitibi-Consolidated, Inc. (Canada)†(a)(f)	13.75%	4/1/2011	$75	$77,062
Buckeye Technologies, Inc.	8.00%	10/15/2010	173	173,649
Graphic Packaging International Corp.	9.50%	8/15/2013	250	241,250
Total				726,461

Pharmaceuticals 0.10%
Warner Chilcott Corp.	8.75%	2/1/2015	120	120,600

Real Estate 0.14%
Host Marriott L.P.	6.375%	3/15/2015	175	163,625

Semiconductors & Semiconductor Equipment 0.20%
Freescale Semiconductor, Inc.	8.875%	12/15/2014	300	236,250

Specialty Retail 0.20%
Brookstone, Inc.	12.00%	10/15/2012	250	231,250

Textiles & Apparel 0.35%
Elizabeth Arden, Inc.	7.75%	1/15/2014	350	334,250
INVISTA†	9.25%	5/1/2012	70	71,925
Total				406,175
Total High Yield Corporate Bonds (cost $22,307,691)				20,075,002

Shares
(000)
NON-CONVERTIBLE PREFERRED STOCK 0.17%
Fannie Mae (cost $213,465)	8	204,425

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)
U.S. TREASURY OBLIGATION 0.93%
U.S. Treasury Notes (cost $1,075,554)	5.00%	2/15/2011	$1,000	1,091,251
Total Long-Term Investments (cost $121,957,364)				114,280,488

See Notes to Schedule of Investments.

10

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - AMERICA’S VALUE PORTFOLIO March 31, 2008

	Principal
	Amount
Investments	(000)	Value
SHORT-TERM INVESTMENT 2.05%

Repurchase Agreement
Repurchase Agreement dated 3/31/2008, 1.73% due 4/1/2008 with State Street Bank & Trust Co. collateralized by $1,955,000 of U.S. Treasury Bonds at 6.125% due 11/15/2027; value: $2,465,313; proceeds: $2,411,284 (cost $2,411,168)	$2,411	$2,411,168
Total Investments in Securities 99.41% (cost $124,368,532)		116,691,656
Other Assets in Excess of Liabilities 0.59%		692,577
Net Assets 100.00%		$117,384,233

ADR	American Depositary Receipt.
PIK	Payment-in-kind.
Unit	More than one class of securities traded together.
*	Non-income producing security.
†

Security was purchased pursuant to Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.

#	Variable rate security. The interest rate represents the rate at March 31, 2008.
(a)	Foreign security traded in U.S. dollars.
(b)

The issuer will pay interest on the bonds at a rate of 3.50% until September 30, 2010. Beginning October 1, 2010, the bonds will be subject to daily accretion of the principal amount at the rate of 3.50% per year.

(c)

The notes were offered at an issue price of $395.02 per note with an interest rate of 1.4813% per year. Beginning January 16, 2009, the issuer will not pay any cash interest on the notes prior to maturity unless contingent cash interest becomes payable. Instead, on January 15, 2034, the maturity date of the notes, a holder will receive $1,000 per note.

(d)	Investment in non-U.S. dollar denominated securities.
(e)	Amount is less than 1,000 shares.
(f)	Security purchased on a when-issued basis.

See Notes to Schedule of Investments.

11

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2008

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
LONG-TERM INVESTMENTS 96.50%

CONVERTIBLE BONDS 11.19%

Aerospace/Defense 0.96%
DRS Technologies, Inc.†	2.00%	2/1/2026	$650	$735,312
L-3 Communications Corp.	3.00%	8/1/2035	1,200	1,504,500
Lockheed Martin Corp.	2.815%#	8/15/2033	600	824,760
Total				3,064,572

Agriculture 0.51%
Archer Daniels Midland Co.	0.875%	2/15/2014	1,400	1,632,750

Beverage 0.29%
Molson Coors Brewing Co.	2.50%	7/30/2013	750	925,312

Computer Hardware 0.23%
Intel Corp.	2.95%	12/15/2035	750	739,688

Consumer/Commercial/Lease Financing 0.36%
Countrywide Financial Corp	0.758%#	4/15/2037	1,275	1,134,750

Electronics 0.50%
Cypress Semiconductor Corp.	1.00%	9/15/2009	250	297,812
Millipore Corp.	3.75%	6/1/2026	1,250	1,285,938
Total				1,583,750

Energy: Exploration & Production 0.29%
Quicksilver Resources, Inc.	1.875%	11/1/2024	375	921,094

Food 0.25%
Lehman Brothers, Inc. (convertible into Nestle S.A.)†	2.00%	12/31/2012	800	811,600

Integrated Energy 0.50%
Devon Energy Corp.	4.90%	8/15/2008	1,000	1,600,000

Machinery 0.59%
Roper Industries, Inc. (Zero Coupon after 1/15/2009)(a)	1.481%	1/15/2034	2,500	1,878,125

Media: Broadcast 0.29%
Sinclair Broadcast Group, Inc. (2.00% after 1/15/2011)(b)	4.875%	7/15/2018	200	183,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2008

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Media: Broadcast (continued)
Sinclair Broadcast Group, Inc.	6.00%	9/15/2012	$835	$745,238
Total				928,238

Media: Diversified 0.26%
Liberty Media LLC (convertible into Viacom Inc., Class B and CBS Corp.)	3.25%	3/15/2031	1,200	816,000

Metals/Mining (Excluding Steel) 0.59%
Newmont Mining Corp.	1.25%	7/15/2014	800	976,000
Placer Dome, Inc. (Canada)(c)	2.75%	10/15/2023	500	916,875
Total				1,892,875

Oil Field Equipment & Services 0.50%
Hanover Compressor Co.	4.75%	1/15/2014	400	619,500
Schlumberger Ltd. (Netherlands Antilles)(c)	1.50%	6/1/2023	400	962,500
Total				1,582,000

Pharmaceuticals 2.44%
ALZA Corp.	Zero Coupon	7/28/2020	1,000	896,250
Cephalon, Inc.	Zero Coupon	6/15/2033	500	570,000
CV Therapeutics, Inc.	3.25%	8/16/2013	750	554,062
Genzyme Corp.	1.25%	12/1/2023	1,250	1,454,688
Gilead Sciences, Inc.	0.625%	5/1/2013	800	1,181,000
Teva Pharmaceutical Finance B.V. (Israel)(c)	1.75%	2/1/2026	1,425	1,619,156
Wyeth	3.581%#	1/15/2024	1,500	1,511,955
Total				7,787,111

Printing & Publishing 0.16%
Omnicom Group Inc.	Zero Coupon	7/1/2038	500	528,125

Software/Services 1.12%
EMC Corp.	1.75%	12/1/2011	500	590,625
Equinix, Inc.	2.50%	4/15/2012	750	675,938
Symantec Corp.	0.75%	6/15/2011	1,250	1,337,500
Trizetto Group, Inc.	1.125%	4/15/2012	1,000	975,000
Total				3,579,063

Support: Services 1.03%
CRA International, Inc.	2.875%	6/15/2034	835	864,225

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2008

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Support: Services (continued)
FTI Consulting, Inc.	3.75%	7/15/2012	$1,000	$2,412,500
Total				3,276,725

Telecommunications: Integrated/Services 0.16%
Qwest Communications International, Inc.	3.50%	11/15/2025	500	516,250

Telecommunications: Wireless 0.16%
NII Holdings, Inc.	2.75%	8/15/2025	500	497,500
Total Convertible Bonds (cost $31,780,958)				35,695,528

			Shares
			(000)
CONVERTIBLE PREFERRED STOCKS 3.70%

Banking 0.32%
Bank of America Corp.	7.25%		1	1,033,000

Electric: Generation 0.71%
NRG Energy, Inc.	5.75%		4	1,421,437
PNM Resources, Inc.	6.75%		35	829,500
Total				2,250,937

Electric: Integrated 0.25%
CMS Energy Corp.	4.50%		11	791,313

Energy: Exploration & Production 0.29%
Chesapeake Energy Corp.	4.50%		8	932,480

Engineering 0.20%
Lehman Brothers, Inc. (convertible into ABB Ltd.)	9.35%		25	637,000

Gas Distribution 0.80%
El Paso Corp.	4.99%		1	1,360,000
Williams Cos., Inc. (The)	5.50%		8	1,205,100
Total				2,565,100

Life Insurance 0.34%
MetLife Inc.	6.375%		36	1,069,200

Metals/Mining (Excluding Steel) 0.52%
Vale Capital Ltd. (Brazil)(c)	5.50%		25	1,660,938

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2008

	Interest	Shares
Investments	Rate	(000)	Value
Pharmaceuticals 0.27%
Mylan, Inc.	6.50%	1	$864,360
Total Convertible Preferred Stocks (cost $10,718,709)			11,804,328

			Principal
		Maturity	Amount
		Date	(000)

GOVERNMENT SPONSORED ENTERPRISES
BONDS 3.27%
Federal Home Loan Mortgage Corp.	5.75%	3/15/2009	$7,500	7,746,660
Federal National Mortgage Assoc.	5.00%	10/15/2011	2,500	2,685,500
Total Government Sponsored Enterprises Bonds (cost $10,199,324)				10,432,160

GOVERNMENT SPONSORED ENTERPRISES
PASS-THROUGHS 13.84%
Federal Home Loan Mortgage Corp.	5.125%	4/18/2011	2,500	2,671,863
Federal Home Loan Mortgage Corp.	5.50%	2/1/2038	4,981	5,033,954
Federal Home Loan Mortgage Corp.	6.50%	8/1/2037	2,625	2,721,003
Federal National Mortgage Assoc.	5.50%	1/1/2037	9,757	9,863,272
Federal National Mortgage Assoc.	6.00%	2/1/2032 - 6/1/2037	16,477	16,922,130
Federal National Mortgage Assoc.	6.50%	5/1/2035 - 7/1/2037	6,690	6,940,151
Total Government Sponsored Enterprises Pass-Throughs (cost $43,435,167)				44,152,373

HIGH YIELD CORPORATE BONDS 62.13%

Aerospace/Defense 1.11%
DRS Technologies, Inc.	6.875%	11/1/2013	450	443,250
Esterline Technologies Corp.	6.625%	3/1/2017	150	150,750
Esterline Technologies Corp.	7.75%	6/15/2013	510	520,200
Hawker Beechcraft Corp.	8.50%	4/1/2015	1,180	1,218,350
L-3 Communications Corp.	6.125%	1/15/2014	750	735,000
L-3 Communications Corp.	6.375%	10/15/2015	500	491,250
Total				3,558,800

Apparel/Textiles 0.27%
Levi Strauss & Co.	8.875%	4/1/2016	300	288,000
Quiksilver, Inc.	6.875%	4/15/2015	700	567,000
Total				855,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2008

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Auto Loans 1.34%
Ford Motor Credit Corp.	7.25%	10/25/2011	$2,250	$1,849,570
General Motors Acceptance Corp.	7.25%	3/2/2011	3,100	2,442,319
Total				4,291,889

Auto Parts & Equipment 0.72%
Cooper-Standard Automotive, Inc.	8.375%	12/15/2014	600	457,500
Lear Corp.	8.50%	12/1/2013	600	537,000
Stanadyne Corp.	10.00%	8/15/2014	275	251,625
Tenneco Inc.	8.625%	11/15/2014	625	617,188
TRW Automotive Inc.†	7.25%	3/15/2017	475	434,625
Total				2,297,938

Automotive 1.28%
Ford Capital B.V. (Netherlands)(c)	9.50%	6/1/2010	2,000	1,810,000
General Motors Corp.	7.20%	1/15/2011	2,285	1,913,687
General Motors Corp.	8.375%	7/15/2033	500	355,000
Total				4,078,687

Banking 0.49%
JPMorgan Chase & Co.	6.00%	1/15/2018	1,500	1,567,126

Beverage 0.69%
Constellation Brands, Inc.	7.25%	5/15/2017	2,250	2,193,750

Building & Construction 0.03%
K. Hovnanian Enterprises, Inc.	8.625%	1/15/2017	125	96,875

Building Materials 0.70%
Belden, Inc.	7.00%	3/15/2017	1,000	970,000
General Cable Corp.	7.125%	4/1/2017	300	288,000
Interline Brands, Inc.	8.125%	6/15/2014	1,025	984,000
Total				2,242,000

Chemicals 2.83%
Airgas, Inc.	6.25%	7/15/2014	525	526,312
Equistar Chemicals L.P.	7.55%	2/15/2026	1,500	967,500
Hercules, Inc.	6.75%	10/15/2029	850	803,250
IMC Global, Inc.	7.30%	1/15/2028	1,050	1,023,750

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2008

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Chemicals (continued)
Ineos Group Holdings plc
(United Kingdom)†(c)	8.50%	2/15/2016	$1,500	$1,173,750
INVISTA†	9.25%	5/1/2012	725	744,937
MacDermid, Inc.†	9.50%	4/15/2017	500	450,000
Mosaic Co. (The)†	7.625%	12/1/2014	200	215,000
Nalco Co.	8.875%	11/15/2013	875	903,438
NOVA Chemicals Corp. (Canada)(c)	6.50%	1/15/2012	400	374,000
Praxair Inc.	4.625%	3/30/2015	1,000	1,011,928
Rockwood Specialties Group, Inc.	7.50%	11/15/2014	850	828,750
Total				9,022,615

Consumer Products 0.48%
Elizabeth Arden, Inc.	7.75%	1/15/2014	1,600	1,528,000

Diversified Capital Goods 1.63%
Actuant Corp.†	6.875%	6/15/2017	200	198,500
Honeywell International, Inc.	5.30%	3/1/2018	1,630	1,673,536
Mueller Water Products, Inc.	7.375%	6/1/2017	850	737,375
Park-Ohio Industries, Inc.	8.375%	11/15/2014	700	556,500
RBS Global & Rexnord Corp.	9.50%	8/1/2014	1,750	1,645,000
Sensus Metering Systems, Inc.	8.625%	12/15/2013	405	386,775
Total				5,197,686

Electric: Generation 3.61%
AES Corp. (The)	8.00%	10/15/2017	750	763,125
Dynegy Holdings, Inc.	7.75%	6/1/2019	575	540,500
Dynegy Holdings, Inc.	8.375%	5/1/2016	2,465	2,452,675
Edison Mission Energy	7.00%	5/15/2017	1,875	1,875,000
Edison Mission Energy	7.75%	6/15/2016	2,025	2,095,875
NRG Energy, Inc.	7.375%	2/1/2016	1,500	1,473,750
Reliant Energy, Inc.	6.75%	12/15/2014	525	536,812
Reliant Energy, Inc.	7.875%	6/15/2017	1,775	1,775,000
Total				11,512,737

Electric: Integrated 3.56%
Commonwealth Edison Co.	5.80%	3/15/2018	2,000	1,993,206

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2008

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Electric: Integrated (continued)
Midamerican Energy Holdings Co.	5.30%	3/15/2018	$265	$265,296
Mirant Americas Generation LLC	9.125%	5/1/2031	1,500	1,368,750
Mirant North America LLC	7.375%	12/31/2013	1,250	1,268,750
Nevada Power Co.	5.875%	1/15/2015	1,000	985,491
Northern States Power Co. Minnesota	5.25%	3/1/2018	2,000	2,037,826
PECO Energy Corp.	5.35%	3/1/2018	500	507,856
PG&E Corp.	4.80%	3/1/2014	300	302,985
PSEG Energy Holdings, Inc.	8.50%	6/15/2011	671	713,095
Texas Competitive Electric Holdings†	10.25%	11/1/2015	950	951,188
Virginia Electric & Power Co.	4.50%	12/15/2010	950	975,438
Total				11,369,881

Electronics 1.23%
Advanced Micro Devices, Inc.	7.75%	11/1/2012	1,500	1,218,750
Emerson Electric Co.	5.25%	10/15/2018	1,500	1,529,807
Freescale Semiconductor, Inc.	8.875%	12/15/2014	1,500	1,181,250
Total				3,929,807

Energy: Exploration & Production 2.11%
Chesapeake Energy Corp.	6.25%	1/15/2018	1,600	1,536,000
Cimarex Energy Co.	7.125%	5/1/2017	1,675	1,670,813
Forest Oil Corp.	7.25%	6/15/2019	1,000	1,022,500
KCS Energy Services, Inc.	7.125%	4/1/2012	610	579,500
Kerr-McGee Corp.	6.95%	7/1/2024	1,200	1,275,294
Quicksilver Resources, Inc.	7.125%	4/1/2016	300	291,000
Range Resources Corp.	7.375%	7/15/2013	360	367,200
Total				6,742,307

Environmental 0.77%
Allied Waste North America, Inc.	6.125%	2/15/2014	1,200	1,164,000
Allied Waste North America, Inc.	7.875%	4/15/2013	1,250	1,292,188
Total				2,456,188

Food: Wholesale 0.93%
Dole Food Co.	8.75%	7/15/2013	1,500	1,132,500
General Mills Inc.	5.20%	3/17/2015	1,000	1,004,298

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2008

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Food: Wholesale (continued)
Kellogg Co.	4.25%	3/6/2013	$825	$823,344
Total				2,960,142

Food & Drug Retailers 1.15%
Ingles Markets, Inc.	8.875%	12/1/2011	1,200	1,218,000
Stater Bros. Holdings, Inc.	8.125%	6/15/2012	925	931,938
SUPERVALU INC.	7.50%	11/15/2014	1,500	1,522,500
Total				3,672,438

Forestry/Paper 1.35%
AbitibiBowater, Inc.	6.50%	6/15/2013	500	332,500
AbitibiBowater, Inc.	9.50%	10/15/2012	1,000	705,000
Abitibi-Consolidated, Inc. (Canada)(c)	8.55%	8/1/2010	375	217,500
Abitibi-Consolidated, Inc. (Canada)†(c)(d)	13.75%	4/1/2011	200	205,500
Buckeye Technologies, Inc.	8.00%	10/15/2010	563	565,111
Graphic Packaging International Corp.	9.50%	8/15/2013	750	723,750
Jefferson Smurfit Corp.	7.50%	6/1/2013	70	60,550
Jefferson Smurfit Corp.	8.25%	10/1/2012	250	226,562
Norske Skog Canada Ltd. (Canada)(c)	8.625%	6/15/2011	325	272,188
Stone Container Corp.	8.00%	3/15/2017	1,200	1,014,000
Total				4,322,661

Gaming 2.75%
Boyd Gaming Corp.	7.125%	2/1/2016	925	749,250
Isle of Capri Casinos, Inc.	7.00%	3/1/2014	2,000	1,435,000
Las Vegas Sands Corp.	6.375%	2/15/2015	1,200	1,065,000
MGM Mirage, Inc.	6.75%	9/1/2012	1,000	932,500
River Rock Entertainment Authority	9.75%	11/1/2011	775	775,000
Scientific Games Corp.	6.25%	12/15/2012	625	584,375
Seneca Gaming Corp.	7.25%	5/1/2012	1,000	947,500
Snoqualmie Entertainment Authority†	9.125%	2/1/2015	1,000	860,000
Turning Stone Casino Resort†	9.125%	12/15/2010	1,250	1,218,750
Turning Stone Casino Resort†	9.125%	9/15/2014	200	192,000
Total				8,759,375

Gas Distribution 3.07%
Colorado Interstate Gas Co.	6.80%	11/15/2015	1,180	1,222,488

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2008

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Gas Distribution (continued)
El Paso Corp.	7.00%	6/15/2017	$975	$1,007,671
Ferrellgas Partners, L.P.	6.75%	5/1/2014	1,100	1,078,000
Inergy Finance L.P.	8.25%	3/1/2016	1,000	1,027,500
MarkWest Energy Partners, L.P.	6.875%	11/1/2014	875	831,250
Northwest Pipeline Corp.	7.00%	6/15/2016	780	832,650
Tennessee Gas Pipeline Co.	7.50%	4/1/2017	975	1,057,197
Williams Cos., Inc. (The)	7.875%	9/1/2021	1,400	1,524,250
Williams Partners L.P.	7.25%	2/1/2017	1,200	1,212,000
Total				9,793,006

Health Services 4.93%
Advanced Medical Optics, Inc.	7.50%	5/1/2017	1,000	865,000
Bio-Rad Laboratories, Inc.	6.125%	12/15/2014	1,000	960,000
Centene Corp.	7.25%	4/1/2014	1,250	1,168,750
Community Health Systems	8.875%	7/15/2015	1,500	1,513,125
DaVita Inc.	7.25%	3/15/2015	1,000	980,000
Hanger Orthopedic Group, Inc.	10.25%	6/1/2014	350	353,500
HCA, Inc.	6.375%	1/15/2015	1,500	1,276,875
HCA, Inc.	9.125%	11/15/2014	1,500	1,548,750
LVB Acquisition Merger Sub, Inc.†	10.00%	10/15/2017	775	815,688
Sun Healthcare Group Inc.	9.125%	4/15/2015	1,750	1,697,500
Tenet Healthcare Corp.	9.25%	2/1/2015	275	258,500
United Surgical Partners, Inc.	8.875%	5/1/2017	1,500	1,417,500
UnitedHealth Group, Inc.	4.875%	4/1/2013	500	494,331
Vanguard Health Holdings Co. II LLC	9.00%	10/1/2014	1,750	1,693,125
VWR Funding Inc. PIK	10.25%	7/15/2015	750	701,250
Total				15,743,894

Hotels 0.62%
Gaylord Entertainment Co.	8.00%	11/15/2013	1,360	1,268,200
Host Marriott L.P.	6.375%	3/15/2015	750	701,250
Total				1,969,450

Household & Leisure Products 0.31%
Mattel, Inc.	5.625%	3/15/2013	1,000	997,509

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2008

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Integrated Energy 0.81%
Petrobras International Finance Co. (Brazil)(c)	5.875%	3/1/2018	$2,000	$1,935,092
VeraSun Energy Corp.†	9.375%	6/1/2017	920	634,800
Total				2,569,892

Machinery 1.10%
Baldor Electric Co.	8.625%	2/15/2017	2,475	2,462,625
Gardner Denver, Inc.	8.00%	5/1/2013	1,050	1,044,750
Total				3,507,375

Media: Broadcast 1.01%
Allbritton Communications Co.	7.75%	12/15/2012	1,200	1,182,000
Lin TV Corp.	6.50%	5/15/2013	500	466,250
Sinclair Broadcast Group, Inc.	8.00%	3/15/2012	442	447,525
Univision Communications, Inc. PIK†	9.75%	3/15/2015	1,850	1,128,500
Total				3,224,275

Media: Cable 2.23%
CCH I LLC	11.75%	5/15/2014	1,300	663,000
CCH I LLC / CCH I CAPITAL	11.00%	10/1/2015	2,000	1,400,000
CCH II LLC / CCH II CAPITAL	10.25%	9/15/2010	500	457,500
DirecTV Holdings LLC	6.375%	6/15/2015	1,000	937,500
DirecTV Holdings LLC	8.375%	3/15/2013	406	413,612
Echostar DBS Corp.	6.375%	10/1/2011	1,000	962,500
Echostar DBS Corp.	7.125%	2/1/2016	1,075	1,007,813
Mediacom Broadband LLC	8.50%	10/15/2015	375	316,875
Mediacom Communications Corp.	9.50%	1/15/2013	1,020	943,500
Total				7,102,300

Media: Services 0.48%
Affinion Group, Inc.	11.50%	10/15/2015	625	606,250
Interpublic Group of Cos., Inc. (The)	6.25%	11/15/2014	285	231,206
Lamar Media Corp.	6.625%	8/15/2015	350	309,750
Warner Music Group Corp.	7.375%	4/15/2014	500	387,500
Total				1,534,706

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2008

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Metals/Mining (Excluding Steel) 1.79%
Aleris International, Inc.	10.00%	12/15/2016	$1,200	$768,000
Foundation PA Coal Co.	7.25%	8/1/2014	750	746,250
Freeport-McMoRan Copper & Gold Inc.	8.375%	4/1/2017	2,025	2,154,094
Noranda Aluminum, Inc. PIK†	8.738%#	5/15/2015	1,075	849,250
Peabody Energy Corp.	5.875%	4/15/2016	1,000	950,000
Peabody Energy Corp.	7.375%	11/1/2016	225	234,000
Total				5,701,594

Mortgage Banks & Thrifts 0.14%
Countrywide Home Loan	5.625%	7/15/2009	500	458,857

Multi-Line Insurance 0.65%
Hub International Holdings, Inc.†	9.00%	12/15/2014	475	372,875
MetLife, Inc.	5.00%	6/15/2015	975	959,635
USI Holdings Corp.†	6.94%#	11/15/2014	1,000	727,500
Total				2,060,010

Non-Food & Drug Retailers 0.25%
Brookstone Company, Inc.	12.00%	10/15/2012	675	624,375
Harry & David Operations Corp.	9.00%	3/1/2013	200	175,000
Total				799,375

Oil Field Equipment & Services 2.10%
CGGVeritas (France)(c)	7.75%	5/15/2017	125	127,500
CHC Helicopter Corp. Class A (Canada)(c)	7.375%	5/1/2014	1,190	1,191,487
Complete Production Services, Inc.	8.00%	12/15/2016	1,200	1,158,000
Dresser-Rand Group Inc.	7.375%	11/1/2014	854	841,190
Grant Prideco, Inc.	6.125%	8/15/2015	1,000	1,027,500
Hornbeck Offshore Services, Inc., Series B	6.125%	12/1/2014	750	712,500
Key Energy Services, Inc.†	8.375%	12/1/2014	375	375,938
Pride International, Inc.	7.375%	7/15/2014	1,205	1,259,225
Total				6,693,340

Oil Refining & Marketing 0.29%
Tesoro Corp.	6.25%	11/1/2012	875	829,063
Tesoro Corp.	6.50%	6/1/2017	125	112,500
Total				941,563

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2008

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Packaging 1.36%
Ball Corp.	6.625%	3/15/2018	$950	$945,250
Berry Plastics Corp.	8.875%	9/15/2014	1,000	877,500
Crown Cork & Seal, Inc.	7.375%	12/15/2026	1,720	1,487,800
Vitro S.A. de C.V. (Mexico)(c)	9.125%	2/1/2017	1,250	1,043,750
Total				4,354,300

Pharmaceuticals 0.29%
Warner Chilcott Corp.	8.75%	2/1/2015	910	914,550

Printing & Publishing 1.18%
Deluxe Corp	7.375%	6/1/2015	600	562,500
Dex Media, Inc. (9.00% after 11/15/2008)**	Zero Coupon	11/15/2013	500	362,500
Dex Media West	9.875%	8/15/2013	536	467,660
Idearc Inc.	8.00%	11/15/2016	2,000	1,305,000
R.H. Donnelley Corp.	8.875%	1/15/2016	1,000	637,500
R.H. Donnelley Corp.†	8.875%	10/15/2017	700	441,000
Total				3,776,160

Restaurants 0.63%
Denny’s Corp./Denny’s Holdings Inc.	10.00%	10/1/2012	1,000	925,000
Landry’s Restaurants, Inc.	9.50%	12/15/2014	1,100	1,078,000
Total				2,003,000

Software/Services 1.92%
Ceridian Corp†	11.25%	11/15/2015	1,000	857,500
First Data Corp.†	9.875%	9/24/2015	550	453,062
Open Solutions, Inc.†	9.75%	2/1/2015	600	468,000
SERENA Software, Inc.	10.375%	3/15/2016	750	694,688
SunGard Data Systems, Inc.	9.125%	8/15/2013	1,200	1,218,000
SunGard Data Systems, Inc.	10.25%	8/15/2015	600	606,000
Syniverse Technologies Inc.	7.75%	8/15/2013	1,250	1,184,375
Vangent Inc.	9.625%	2/15/2015	800	646,000
Total				6,127,625

Steel Producers/Products 0.32%
Algoma Acquisition Corp. (Canada)†(c)	9.875%	6/15/2015	500	435,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2008

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Steel Producers/Products (continued)
Allegheny Ludlum Corp.	6.95%	12/15/2025	$575	$580,750
Total				1,015,750

Support: Services 2.35%
ARAMARK Corp.	8.50%	2/1/2015	1,000	1,007,500
Ashtead Capital Inc.†	9.00%	8/15/2016	475	387,125
Avis Budget Car Rental	7.625%	5/15/2014	2,000	1,735,000
FTI Consulting, Inc.	7.75%	10/1/2016	400	416,000
Hertz Corp. (The)	8.875%	1/1/2014	2,000	1,905,000
Iron Mountain Inc.	7.75%	1/15/2015	800	808,000
Rental Service Corp.	9.50%	12/1/2014	500	420,000
United Rentals North America, Inc.	7.75%	11/15/2013	1,000	815,000
Total				7,493,625

Telecommunications: Integrated/Services 4.24%
Cincinnati Bell, Inc.	8.375%	1/15/2014	2,500	2,356,250
Hughes Network Systems LLC	9.50%	4/15/2014	600	600,000
Intelsat, Ltd. (Bermuda)(c)	6.50%	11/1/2013	1,150	753,250
Intelsat, Ltd. (Bermuda)(c)	8.25%	1/15/2013	1,350	1,366,875
Intelsat, Ltd. (Bermuda)(c)	9.25%	6/15/2016	500	506,250
MasTec, Inc.	7.625%	2/1/2017	500	437,500
Nordic Telephone Holdings Co. (Denmark)†(c)	8.875%	5/1/2016	2,000	1,950,000
Qwest Capital Funding, Inc.	7.90%	8/15/2010	3,000	3,015,000
Windstream Corp.	7.00%	3/15/2019	2,900	2,537,500
Total				13,522,625

Telecommunications: Wireless 0.44%
Centennial Communications Corp.	10.00%	1/1/2013	650	607,750
Hellas II (Luxembourg)†(c)	10.008%#	1/15/2015	550	396,000
IPCS Inc. PIK	6.489%#	5/1/2014	500	387,500
Total				1,391,250

Theaters & Entertainment 0.17%
AMC Entertainment, Inc.	8.00%	3/1/2014	625	532,812

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2008

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Transportation (Excluding Air/Rail) 0.42%
Bristow Group Inc.	6.125%	6/15/2013	$1,375	$1,326,875
Total High Yield Corporate Bonds (cost $213,593,738)				198,211,620

			Shares
			(000)
NON-CONVERTIBLE PREFERRED STOCK 0.15%
Fannie Mae (cost $514,837)			20	493,025

			Principal
			Amount
			(000)
U.S. TREASURY OBLIGATIONS 2.22%
U.S. Treasury Notes	4.625%	7/31/2012	$1,500	1,640,157
U.S. Treasury Notes	5.00%	2/15/2011	5,000	5,456,255
Total U.S. Treasury Obligations (cost $6,682,188)				7,096,412
Total Long-Term Investments (cost $316,924,921)				307,885,446

SHORT-TERM INVESTMENT 2.21%

Repurchase Agreement
Repurchase Agreement dated 3/31/2008, 1.73% due 4/1/2008 with State Street Bank & Trust Co. collateralized by $7,185,000 of U.S. Treasury Bills at Zero Coupon due 4/10/2008; value: $7,185,000; proceeds: $7,040,416 (cost $7,040,078)			7,040	7,040,078
Total Investments in Securities 98.71% (cost $323,964,999)				314,925,524
Cash and Other Assets in Excess of Liabilities 1.29%				4,113,847
Net Assets 100.00%				$319,039,371

PIK	Payment-in-kind.
**	Deferred interest debentures pay no interest for a stipulated number of years, after which they pay a predetermined interest rate.
†

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.

#	Variable rate security. The interest rate represents the rate at March 31, 2008.
(a)

The notes were offered at an issue price of $395.02 per note with an interest rate of 1.4813% per year. Beginning January 16, 2009, the issuer will not pay any cash interest on the notes prior to maturity unless contingent cash interest becomes payable. Instead, on January 15, 2034, the maturity date of the notes, a holder will receive $1,000 per note.

(b)

On the maturity date, the issuer will redeem the notes at their accreted principal price, which will be equal to 125.66% of principal amount at issuance. The “accreted principal price” of the note will be equal to the principal amount of the note at issuance plus accretion on the principal amount at issuance beginning January 15, 2011.

(c)	Foreign security traded in U.S. dollars.
(d)	Security purchased on a when-issued basis (See Note 2 (e)).

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - GROWTH and INCOME PORTFOLIO March 31, 2008

		Value
Investments	Shares	(000)
LONG-TERM INVESTMENTS 97.14%

COMMON STOCKS 96.85%

Agriculture, Fishing & Ranching 1.69%
Monsanto Co.	335,423	$37,400

Air Transportation 0.41%
Delta Air Lines, Inc.*	1,061,521	9,129

Banks 11.55%
Bank of America Corp.	1,065,300	40,386
Capital One Financial Corp.	294,200	14,481
JPMorgan Chase & Co.	1,925,528	82,701
PNC Financial Services Group, Inc. (The)	555,800	36,444
SunTrust Banks, Inc.	332,169	18,316
Wachovia Corp.	385,800	10,417
Wells Fargo & Co.	1,830,700	53,273
Total		256,018

Beverage: Soft Drinks 3.44%
Coca-Cola Co. (The)	357,517	21,762
Coca-Cola Enterprises Inc.	2,255,503	54,583
Total		76,345

Biotechnology Research & Production 0.84%
Amgen Inc.*	445,500	18,613

Chemicals 0.72%
Praxair, Inc.	188,689	15,893

Coal 0.25%
Peabody Energy Corp.	108,500	5,533

Communications Technology 1.86%
Corning, Inc.	366,700	8,815
Juniper Networks, Inc.*	318,000	7,950
QUALCOMM Inc.	596,900	24,473
Total		41,238

Computer Services, Software & Systems 3.93%
Microsoft Corp.	1,890,100	53,641
Oracle Corp.*	1,710,700	33,461
Total		87,102

Computer Technology 2.60%
Hewlett-Packard Co.	568,785	25,971
Sun Microsystems, Inc.*	2,033,482	31,580
Total		57,551

Copper 1.60%
Freeport-McMoRan Copper & Gold Inc.	367,954	35,405

Diversified Financial Services 5.82%
Bank of New York Mellon Corp. (The)	1,797,708	75,018
Merrill Lynch & Co., Inc.	1,206,015	49,133
MetLife Inc.	80,946	4,878
Total		129,029

Drug & Grocery Store Chains 2.25%
Kroger Co. (The)	1,397,681	35,501
SUPERVALU INC.	476,737	14,293
Total		49,794

Drugs & Pharmaceuticals 6.96%
Abbott Laboratories	1,083,473	59,753
Eli Lilly & Co.	541,800	27,951
Mylan, Inc.	384,400	4,459
Teva Pharmaceutical Industries Ltd. ADR	971,867	44,891
Wyeth	410,864	17,158
Total		154,212

Electrical Equipment & Components 1.78%
Emerson Electric Co.	764,734	39,353

Electronics: Medical Systems 0.21%
Medtronic, Inc.	94,000	4,547

Electronics: Semi-Conductors/Components 0.10%
Avnet, Inc.*	66,800	2,186

Financial Data Processing Services & Systems 1.28%
Visa Inc.*	261,276	16,293
Western Union Co.	564,100	11,999
Total		28,292

See Notes to Schedule of Investments.

1

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH and INCOME PORTFOLIO March 31, 2008

		Value
Investments	Shares	(000)
Financial: Miscellaneous 1.86%
Fannie Mae	1,563,546	$41,153

Foods 3.73%
ConAgra Foods, Inc.	177,900	4,261
General Mills, Inc.	292,000	17,485
Kellogg Co.	43,400	2,281
Kraft Foods, Inc. Class A	1,615,897	50,109
Wm. Wrigley Jr. Co.	135,600	8,521
Total		82,657

Gold 1.60%
Barrick Gold Corp. (Canada)(a)	818,305	35,555

Health & Personal Care 1.02%
CVS Caremark Corp.	560,501	22,706

Insurance: Life 0.59%
Prudential Financial, Inc.	168,500	13,185

Insurance: Multi-Line 2.76%
American International Group, Inc.	563,135	24,356
Aon Corp.	913,795	36,734
Total		61,090

Machinery: Oil Well Equipment & Services 1.87%
Halliburton Co.	166,000	6,529
Schlumberger Ltd.
(Netherlands Antilles)(a)	212,772	18,511
Smith International Inc.	255,990	16,442
Total		41,482

Medical & Dental Instruments & Supplies 1.96%
Boston Scientific Corp.*	2,993,700	38,529
Covidien Ltd.	113,302	5,014
Total		43,543

Metals & Minerals Miscellaneous 0.45%
BHP Billiton Ltd. ADR	150,100	9,884

Milling: Fruit & Grain Processing 0.94%
Archer Daniels Midland Co.	504,300	20,757

Multi-Sector Companies 5.18%
Eaton Corp.	161,888	12,898
General Electric Co.	2,523,186	93,383
Honeywell International Inc.	151,000	8,519
Total		114,800

Oil: Crude Producers 2.58%
Devon Energy Corp.	248,618	25,939
EOG Resources, Inc.	130,700	15,684
XTO Energy Inc.	250,375	15,488
Total		57,111

Oil: Integrated Domestic 0.37%
Occidental Petroleum Corp.	112,400	8,224

Oil: Integrated International 5.20%
Chevron Corp.	338,700	28,911
ExxonMobil Corp.	1,021,955	86,437
Total		115,348

Radio & TV Broadcasters 0.39%
News Corp. Class B	453,563	8,636

Railroads 0.29%
Canadian National Railway Co. (Canada)(a)	135,300	6,538

Rental & Leasing Services: Consumer 1.17%
Hertz Global Holdings, Inc.*	2,157,915	26,024

Retail 3.54%
Costco Wholesale Corp.	35,800	2,326
Home Depot, Inc. (The)	398,700	11,152
Staples, Inc.	278,100	6,149
Wal-Mart Stores, Inc.	1,117,492	58,869
Total		78,496

Securities Brokerage & Services 0.78%
Charles Schwab Corp. (The)	913,600	17,203

See Notes to Schedule of Investments.

2

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - GROWTH and INCOME PORTFOLIO March 31, 2008

		Value
Investments	Shares	(000)
Services: Commercial 3.27%
IAC/InterActiveCorp.*	2,573,150	$53,419
Waste Management, Inc.	570,724	19,153
Total		72,572

Soaps & Household Chemicals 1.89%
Colgate-Palmolive Co.	107,600	8,383
Procter & Gamble Co. (The)	479,769	33,618
Total		42,001

Textiles Apparel Manufacturers 1.17%
J. Crew Group, Inc.*	588,529	25,995

Tobacco 0.26%
Phillip Morris International Inc.*	112,700	5,700

Transportation: Miscellaneous 1.56%
United Parcel Service, Inc., Class B	472,400	34,495

Utilities: Electrical 1.90%
PG&E Corp.	553,622	20,384
PPL Corp.	143,045	6,569
Progress Energy, Inc.	363,942	15,176
Total		42,129

Utilities: Gas Distributors 0.45%
Spectra Energy Corp.	443,211	10,083

Utilities: Gas Pipelines 0.34%
El Paso Corp.	455,000	7,571

Utilities: Telecommunications 2.44%
AT&T, Inc.	1,414,815	54,187

Total Common Stocks (cost $2,151,813,960)		2,146,765

CONVERTIBLE PREFERRED STOCK 0.29%

Drugs & Pharmaceuticals
Mylan, Inc., 6.50%
(cost $7,346,000)	7,346	6,350

Total Long-Term Investments (cost $2,159,159,960)		2,153,115

	Principal
	Amount
	(000)
SHORT-TERM INVESTMENT 3.59%

Repurchase Agreement
Repurchase Agreement dated 3/31/2008, 1.73% due 4/1/2008 with State Street Bank & Trust Co. collateralized by $75,000,000 of U.S. Treasury Notes at 4.625% due 11/15/2016; value: $83,915,441; proceeds: $79,541,009 (cost $79,537,187)	$79,537	79,537

Total Investments in Securities 100.73% (cost $2,238,697,147)		2,232,652
Liabilities in Excess of Other Assets (0.73%)		(16,136)
Net Assets 100.00%		$2,216,516

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

3

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO March 31, 2008

		Value
Investments	Shares	(000)
COMMON STOCKS 94.91%

Advertising Agency 0.81%
National CineMedia, Inc.	39,400	$886

Aerospace 3.03%
Alliant Techsystems Inc.*	18,500	1,915
Goodrich Corp.	9,900	569
Rockwell Collins, Inc.	14,500	829
Total		3,313

Banks 1.89%
Northern Trust Corp.	31,100	2,067

Biotechnology Research & Production 7.49%
Alexion Pharmaceuticals, Inc.*	21,600	1,281
Celgene Corp.*	25,240	1,547
Charles River Laboratories
International, Inc.*	14,300	843
Genzyme Corp.*	20,600	1,535
ImClone Systems Inc.*	34,900	1,480
Millenium Pharmaceuticals, Inc.*	97,400	1,506
Total		8,192

Casinos & Gambling 0.97%
WMS Industries, Inc.*	29,550	1,063

Chemicals 2.04%
Airgas, Inc.	36,400	1,655
Albemarle Corp.	15,800	577
Total		2,232

Communications Technology 4.52%
Ciena Corp.*	18,000	555
Juniper Networks, Inc.*	53,200	1,330
L-3 Communication Holdings Inc.	16,300	1,782
McAfee, Inc.*	38,500	1,274
Total		4,941

Computer Services, Software & Systems 2.40%
Akamai Technologies, Inc.*	18,400	518
Amdocs Ltd. (United Kingdom)*(a)	18,800	533
BMC Software, Inc.*	37,400	1,216
Citrix Systems, Inc.*	12,100	355
Total		2,622

Consumer Electronics 2.01%
Activision, Inc.*	56,600	1,546
Electronic Arts Inc.*	13,000	649
Total		2,195

Consumer Products 1.08%
Alberto-Culver Co.	43,205	1,184

Cosmetics 1.25%
Avon Products, Inc.	34,600	1,368

Diversified Manufacturing 1.00%
Hexcel Corp.*	57,300	1,095

Drug & Grocery Store Chains 0.46%
Safeway, Inc.	17,300	508

Drugs & Pharmaceuticals 2.92%
BioMarin Pharmaceutical Inc.*	36,578	1,294
Elan Corp. plc ADR*	55,700	1,162
United Therapeutics Corp.*	8,500	737
Total		3,193

Electrical Equipment & Components 1.90%
AMETEK, Inc.	47,300	2,077

Electronics 1.27%
Amphenol Corp. Class A	37,300	1,389

Electronics: Medical Systems 2.91%
Hologic, Inc.*	27,000	1,501
Illumina, Inc.*	22,100	1,677
Total		3,178

Electronics: Semi-Conductors/Components 4.40%
Linear Technology Corp.	24,500	752
MEMC Electronic Materials, Inc.*	15,700	1,113
Microchip Technology, Inc.	47,600	1,558
Silicon Laboratories Inc.*	44,100	1,391
Total		4,814

See Notes to Schedule of Investments.

1

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO March 31, 2008

		Value
Investments	Shares	(000)
Engineering & Contracting Services 1.19%
Jacobs Engineering Group, Inc.*	17,700	$1,303

Financial Data Processing Services & Systems 1.05%
Fiserv, Inc.*	23,800	1,145

Foods 0.60%
Flowers Foods, Inc.	26,700	661

Healthcare Facilities 0.89%
ICON plc ADR*	15,000	973

Healthcare Management Services 0.79%
Phase Forward Inc.*	50,300	859

Identification Control & Filter Devices 1.50%
Roper Industries, Inc.	27,600	1,641

Investment Management Companies 2.95%
T. Rowe Price Group, Inc.	33,000	1,650
Waddell & Reed Financial, Inc. Class A	49,200	1,581
Total		3,231

Machinery: Oil Well Equipment & Services 3.16%
Cameron International Corp.*	39,600	1,649
Weatherford International, Ltd.*	25,000	1,812
Total		3,461

Medical & Dental Instruments & Supplies 4.35%
Beckman Coulter, Inc.	15,900	1,026
DENTSPLY International Inc.	34,100	1,316
Gen-Probe Inc.*	6,900	333
NuVasive, Inc.*	34,900	1,204
St. Jude Medical, Inc.*	20,300	877
Total		4,756

Medical Services 1.18%
Covance Inc.*	15,500	1,286

Metal Fabricating 0.76%
Precision Castparts Corp.	8,100	827

Miscellaneous: Technology 1.57%
IHS Inc. Class A*	26,700	1,717

Multi-Sector Companies 1.41%
Eaton Corp.	7,000	558
Textron, Inc.	17,800	986
Total		1,544

Offshore Drilling 3.05%
Atwood Oceanics, Inc.*	19,100	1,752
Diamond Offshore Drilling, Inc.	13,600	1,583
Total		3,335

Oil: Crude Producers 5.35%
Noble Energy, Inc.	22,700	1,652
Range Resources Corp.	34,500	2,189
Southwestern Energy Co.*	59,800	2,015
Total		5,856

Radio & TV Broadcasters 0.79%
Rogers Communications, Inc.
Class B (Canada)(a)	24,000	862

Restaurants 1.90%
Cheesecake Factory Inc. (The)*	28,200	615
Panera Bread Co. Class A*	12,800	536
Sonic Corp.*	42,200	930
Total		2,081

Retail 4.61%
Bed Bath & Beyond Inc.*	13,300	392
Dick’s Sporting Goods, Inc.*	19,600	525
Kohl’s Corp.*	11,900	510
TJX Companies, Inc.	44,500	1,472
Tractor Supply Co.*	13,200	522
Urban Outfitters, Inc.*	51,800	1,624
Total		5,045

Securities Brokerage & Services 0.72%
GFI Group Inc.	6,400	367

See Notes to Schedule of Investments.

2

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO March 31, 2008

		Value
Investments	Shares	(000)
Securities Brokerage & Services (continued)
Intercontinental Exchange, Inc.*	3,200	$418
Total		785

Services: Commercial 2.51%
Corrections Corp. of America*	31,700	872
Ctrip.com International Ltd. ADR	4,500	239
FTI Consulting, Inc.*	23,000	1,634
Total		2,745

Soaps & Household Chemicals 1.99%
Church & Dwight Co., Inc.	32,000	1,736
Clorox Co. (The)	7,700	436
Total		2,172

Telecommunications Equipment 2.78%
American Tower Corp. Class A*	28,100	1,102
Crown Castle International Corp.*	56,200	1,938
Total		3,040

Transportation: Miscellaneous 2.53%
C.H. Robinson Worldwide, Inc.	27,000	1,469
Expeditors International
Washington, Inc.	28,800	1,301
Total		2,770

Utilities: Electrical 3.24%
Allegheny Energy, Inc.	28,200	1,424
Constellation Energy Group, Inc.	13,100	1,156
ITC Holdings Corp	18,500	963
Total		3,543

Utilities: Gas Distributors 0.61%
Sempra Energy	12,500	666

Wholesalers 1.08%
LKQ Corp.*	52,700	1,184

Total Common Stocks
(cost $99,962,395)		103,805

	Principal
	Amount
	(000)
SHORT-TERM INVESTMENT 6.23%

Repurchase Agreement
Repurchase Agreement dated 3/31/2008, 1.73% due 4/1/2008 with State Street Bank & Trust Co. collateralized by $6,210,000 of U.S. Treasury Notes at 4.625% due 11/15/2016; value: $6,948,199; proceeds: $6,807,866 (cost $6,807,539)	$6,808	6,808
Total Investments in Securities 101.14%
(cost $106,769,934)		110,613
Liabilities in Excess of Cash and Other Assets (1.14%)		(1,244)
Net Assets 100.00%		$109,369

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

3

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL PORTFOLIO March 31, 2008

		U.S. $
		Value
Investments	Shares	(000)
COMMON STOCKS 95.24%

Australia 3.45%
Boart Longyear Group	85,723	$143
Lihir Gold Ltd.*	75,860	249
New Britain Palm Oil Ltd.*	19,111	190
Newcrest Mining Ltd.	4,256	130
Zinifex Ltd.	31,826	290
Total		1,002

Brazil 0.96%
Souza Cruz S.A.	10,700	277

Canada 3.42%
Addax Petroleum Corp.	11,677	463
Equinox Minerals Ltd.*	58,400	278
High River Gold Mines Ltd.*	98,257	252
Total		993

China 1.05%
Celestial NutriFoods Ltd.	129,705	62
Sino-Ocean Land Holdings Ltd.*	246,000	242
Total		304

Egypt 4.42%
Ghabbour Auto*	67,705	782
Orascom Hotels & Development*	31,361	501
Total		1,283

France 4.45%
CGG Veritas*	2,313	576
Gemalto N.V.*	7,885	229
Neopost S.A.	4,331	486
Total		1,291

Germany 10.33%
Arques Industries AG	11,677	228
Fresenius Medical Care AG & Co. ADR	12,600	634
Hamburger Hafen und Logistik AG*	4,880	372
KUKA AG*	4,539	156
Manz Automation AG*	669	155
Qimonda AG ADR*	11,000	47
Rheinmetall AG	7,045	497
Symrise GmbH & Co. AG*	20,149	521
Tognum AG*	12,057	264
Wacker Chemie AG	614	126
Total		3,000

Greece 6.35%
Folli-Follie S.A.	4,817	161
Hellenic Telecommunications Organization S.A.	7,440	211
Intralot S.A.	25,813	462
Jumbo S.A.	4,486	135
OPAP S.A.	13,604	485
Piraeus Bank S.A.	12,701	391
Total		1,845

Hong Kong 5.86%
China Infrastructure Machinery Holdings Ltd.	241,000	180
China Security & Surveillance Technology Inc.*	6,762	120
Dore Holdings Ltd.	1,848,819	240
Galaxy Entertainment Group Ltd.*	377,000	280
Lee & Man Paper Manufacturing Ltd.	110,000	176
Playmates Holdings Ltd.	123,400	79
REXCAPITAL Financial Holdings Ltd.*	5,600,000	626
Total		1,701

Ireland 1.38%
Dragon Oil plc*	22,965	205
Irish Life & Permanent plc	7,524	147
Waterford Wedgwood plc Unit*	1,988,597	47
Total		399

See Notes to Schedule of Investments.

1

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL PORTFOLIO March 31, 2008

		U.S. $
		Value
Investments	Shares	(000)
Italy 7.22%
Azimut Holding SpA	29,088	$302
Davide Campari-Milano SpA	80,142	777
Hera SpA	146,678	592
Terna-Rete Elettrica Nazionale SpA	99,423	424
Total		2,095

Japan 13.94%
Capcom Co., Ltd.	10,700	365
Elpida Memory, Inc.*	11,400	380
FP Corp.	11,300	277
IBIDEN Co., Ltd.	7,400	291
Kabu.com Securities Co., Ltd.	259	304
Nabtesco Corp.	31,912	432
Nippon Commercial Investment REIT	157	607
Nitori Co., Ltd.	7,850	444
Okinawa Cellular Telephone Co.	151	289
SUMCO Corp.	7,000	153
Tokuyama Corp.	45,100	327
ZEON Corp.	40,000	179
Total		4,048

Kazakhstan 0.00%
Kazkommertsbank GDR*†	58	1

Mexico 1.58%
Desarrolladora Homex, S.A. de C.V. ADR*	7,900	459

Netherlands 0.90%
Draka Holding N.V.	8,101	261

Norway 2.84%
Electromagnetic Geoservices ASA*	9,020	48
Petroleum Geo-Services ASA*	19,850	491
Songa Offshore ASA*	21,486	287
Total		826

Philippines 1.27%
Ayala Corp.	13,589	128
Megaworld Corp.	4,088,000	241
Total		369

South Korea 0.63%
Hynix Semiconductor Inc.*	6,470	182

Spain 6.54%
Enagas, S.A.	18,644	557
Gamesa Corporacion Tecnologica, S.A.	10,364	473
Prosegur Compania de Seguridad, S.A.	20,695	868
Total		1,898

Sweden 4.20%
Getinge AB*	1,600	42
Getinge AB Class B	25,600	664
KappAhl Holding AB*	19,426	181
Oriflame Cosmetics S.A.	5,000	332
Total		1,219

Taiwan 0.74%
Acer Inc.	76,905	138
Powerchip Semiconductor Corp	210,000	78
Total		216

Thailand 2.20%
Bangkok Bank Public Co., Ltd.	144,948	640

Turkey 0.56%
Hurriyet Gazetecilik Ve Matbaacilik A.S.*	64,508	99
Turkiye Is Bankasi A.S. GDR	17,140	63
Total		162

United Kingdom 10.95%
BlueBay Asset Management plc	44,653	307
Britvic plc	56,016	354
Burberry Group plc	13,747	123
Ceres Power Holdings plc*	43,355	151
Intertek Group plc	38,546	790

See Notes to Schedule of Investments.

2

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL PORTFOLIO March 31, 2008

		U.S. $
		Value
Investments	Shares	(000)
United Kingdom (continued)
Kingfisher plc	50,761	$133
Max Petroleum plc*	233,193	266
Persimmon plc	4,633	70
Punch Taverns plc	48,149	515
Southern Cross Healthcare Ltd.	63,276	471
Total		3,180

Total Common Stocks
(cost $30,410,682)		27,651

	Principal
	Amount	Value
	(000)	(000)
SHORT-TERM INVESTMENT 2.03%

Repurchase Agreement
Repurchase Agreement dated 3/31/2008, 1.73% due 4/1/2008 with State Street Bank & Trust Co. collateralized by $460,000 of U.S.Treasury Notes at 7.25% due 5/15/2016; value: $604,900; proceeds: $589,284 (cost $589,256)	$589	589

Total Investments in Securities 97.27%
(cost $30,999,938)		28,240
Foreign Cash and Other Assets in Excess of Liabilities 2.73%		792
Net Assets 100.00%		$29,032

ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
REIT	Real Estate Investment Trust.
Unit	More than one class of securities traded together.
*	Non-income producing security.
†

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.

See Notes to Schedule of Investments.

3

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - LARGE-CAP CORE PORTFOLIO March 31, 2008

		Value
Investments	Shares	(000)
COMMON STOCKS 94.43%

Aerospace 3.72%
Boeing Co. (The)	1,337	$99
Lockheed Martin Corp.	2,092	208
Raytheon Co.	3,406	220
United Technologies Corp.	4,026	277
Total		804

Agriculture, Fishing & Ranching 2.96%
Monsanto Co.	5,732	639

Banks 5.39%
Bank of America Corp.	5,905	224
JPMorgan Chase & Co.	5,357	230
Marshall & Ilsley Corp.	1,515	35
PNC Financial Services Group, Inc. (The)	4,355	286
SunTrust Banks, Inc.	1,169	65
U.S. Bancorp	3,876	125
Wachovia Corp.	1,478	40
Wells Fargo & Co.	5,545	161
Total		1,166

Beverage: Brewers 0.35%
Anheuser-Busch Cos., Inc.	1,607	76

Beverage: Soft Drinks 3.29%
Coca-Cola Co. (The)	7,134	434
PepsiCo, Inc.	3,837	277
Total		711

Biotechnology Research & Production 4.37%
Amgen Inc.*	4,038	169
Baxter International, Inc.	2,198	127
Celgene Corp.*	4,680	287
Genzyme Corp.*	2,572	192
ImClone Systems Inc.*	2,653	112
Millenium Pharmaceuticals, Inc.*	3,780	58
Total		945

Chemicals 1.30%
Praxair, Inc.	3,347	282

Communications & Media 0.23%
Time Warner, Inc.	3,606	51

Communications Technology 3.76%
Cisco Systems, Inc.*	10,761	259
Corning, Inc.	7,973	192
Harris Corp.	929	45
QUALCOMM Inc.	7,746	318
Total		814

Computer Services, Software & Systems 2.90%
Adobe Systems Inc.*	3,063	109
Microsoft Corp.	11,381	323
Oracle Corp.*	9,951	195
Total		627

Computer Technology 3.05%
Hewlett-Packard Co.	6,859	313
International Business Machines Corp.	2,589	298
NVIDIA Corp.*	2,391	48
Total		659

Consumer Electronics 2.83%
Activision, Inc.*	11,029	301
Electronic Arts, Inc.*	4,366	218
Yahoo! Inc.*	3,205	93
Total		612

Copper 0.18%
Freeport-McMoRan Copper & Gold Inc.	404	39

Diversified Financial Services 3.21%
Bank of New York Mellon Corp. (The)	6,670	278
Citigroup, Inc.	4,483	96
Merrill Lynch & Co., Inc.	2,200	90
MetLife Inc.	1,675	101
Morgan Stanley	2,807	128
Total		693

Drug & Grocery Store Chains 0.60%
Kroger Co. (The)	3,576	91
Walgreen Co.	1,042	39
Total		130

See Notes to Schedule of Investments.

1

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - LARGE-CAP CORE PORTFOLIO March 31, 2008

		Value
Investments	Shares	(000)
Drugs & Pharmaceuticals 6.88%
Abbott Laboratories	4,079	$225
Amylin Pharmaceuticals, Inc.*	1,987	58
Bristol-Myers Squibb Co.	3,131	67
Eli Lilly & Co.	3,482	180
Gilead Sciences, Inc.*	5,057	261
Johnson & Johnson	2,857	185
Merck & Co., Inc.	5,941	225
Mylan Inc.	503	6
Pfizer Inc.	8,372	175
Schering-Plough Corp.	7,365	106
Total		1,488

Electrical Equipment & Components 0.89%
Emerson Electric Co.	3,717	191

Electronics: Medical Systems 0.51%
Medtronic, Inc.	2,292	111

Electronics: Semi-Conductors/Components 1.34%
Intel Corp.	9,994	212
Texas Instruments, Inc.	2,721	77
Total		289

Electronics: Technology 0.40%
General Dynamics Corp.	1,035	86

Energy: Miscellaneous 0.45%
Valero Energy Corp.	1,995	98

Entertainment 0.36%
Walt Disney Co. (The)	2,497	78

Financial Data Processing Services & Systems 0.29%
Western Union Co. (The)	2,928	62

Financial: Miscellaneous 0.52%
Fannie Mae	4,279	113

Foods 3.83%
Campbell Soup Co.	4,388	149
Kellogg Co.	3,397	179
Kraft Foods, Inc. Class A	8,889	276
Wm. Wrigley Jr. Co.	3,588	225
Total		829

Gold 1.86%
Barrick Gold Corp. (Canada)(a)	9,264	402

Health & Personal Care 3.63%
CVS Caremark Corp.	9,128	370
Express Scripts, Inc.*	4,775	307
Medco Health Solutions, Inc.*	2,395	105
WebMD Health Corp. Class A*	94	2
Total		784

Healthcare Facilities 0.56%
Quest Diagnostics Inc.	2,685	122

Identification Control & Filter Devices 0.21%
Agilent Technologies, Inc.*	1,482	44

Insurance: Multi-Line 1.90%
American International Group, Inc.	2,777	120
Aon Corp.	4,758	191
Hartford Financial Services Group, Inc. (The)	1,308	99
Total		410

Jewelry, Watches & Gemstones 0.09%
Tiffany & Co.	476	20

Leisure Time 0.04%
Royal Caribbean Cruises Ltd.	157	5
Carnival Corp. Unit	100	4
Total		9

Machinery: Construction & Handling 0.32%
Caterpillar Inc.	869	68

Machinery: Oil Well Equipment & Services 1.91%
Baker Hughes, Inc.	1,529	105

See Notes to Schedule of Investments.

2

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - LARGE-CAP CORE PORTFOLIO March 31, 2008

		Value
Investments	Shares	(000)
Machinery: Oil Well Equipment & Services (continued)
Schlumberger Ltd. (Netherlands Antilles)(a)	3,536	$307
Total		412

Medical & Dental Instruments & Supplies 0.91%
St. Jude Medical, Inc.*	4,549	196

Milling: Fruit & Grain Processing 1.52%
Archer Daniels Midland Co.	7,993	329

Miscellaneous: Consumer Staples 0.34%
Diageo plc ADR	899	73

Multi-Sector Companies 2.81%
General Electric Co.	13,045	483
Honeywell International, Inc.	2,221	125
Total		608

Oil: Crude Producers 0.23%
XTO Energy Inc.	804	50

Oil: Integrated Domestic 0.64%
ConocoPhillips	1,258	96
Occidental Petroleum Corp.	580	42
Total		138

Oil: Integrated International 4.46%
Chevron Corp.	3,750	320
ExxonMobil Corp.	7,300	617
Marathon Oil Corp.	567	26
Total		963

Retail 4.00%
Best Buy Co., Inc.	3,281	136
GameStop Corp.*	1,361	70
Kohl’s Corp.*	3,156	135
Macy’s, Inc.	1,595	37
Target Corp.	2,717	138
Wal-Mart Stores, Inc.	6,614	349
Total		865

Soaps & Household Chemicals 4.39%
Colgate-Palmolive Co.	3,928	306
Procter & Gamble Co. (The)	9,176	643
Total		949

Telecommunications Equipment 1.61%
Nokia Corp. ADR	10,954	349

Textiles Apparel Manufacturers 0.43%
Coach, Inc.*	2,390	72
Polo Ralph Lauren Corp. Class A	360	21
Total		93

Tobacco 1.15%
Altria Group, Inc.	3,401	76
Phillip Morris International*	3,401	172
Total		248

Transportation: Miscellaneous 0.67%
United Parcel Service, Inc. Class B	1,995	146

Utilities: Cable TV & Radio 0.24%
Comcast Corp. Class A	2,672	51

Utilities: Electrical 3.86%
Dominion Resources, Inc.	5,080	207
FPL Group, Inc.	2,885	181
Northeast Utilities System	4,936	121
PG&E Corp.	4,576	169
Progress Energy, Inc.	3,761	157
Total		835

Utilities: Telecommunications 3.04%
AT&T Inc.	15,026	575
Sprint Nextel Corp.	1,889	13
Verizon Communications, Inc.	1,897	69
Total		657

Total Common Stocks (cost $20,356,024)		20,414

See Notes to Schedule of Investments.

3

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - LARGE-CAP CORE PORTFOLIO March 31, 2008

	Principal
	Amount	Value
Investments	(000)	(000)
SHORT-TERM INVESTMENT 4.77%

Repurchase Agreement
Repurchase Agreement dated 3/31/2008, 1.73% due 4/1/2008 with State Street Bank & Trust Co. collateralized by $1,015,000 of U.S. Treasury Notes at 4.00% due 8/31/2009; value: $1,051,794; proceeds: $1,030,625 (cost $1,030,576)	$1,031	$1,031
Total Investments in Securities 99.20%
(cost $21,386,600)		21,445
Other Assets in Excess of Liabilities 0.80%		172
Net Assets 100.00%		$21,617

ADR American Depositary Receipt.
Unit More than one class of securities traded together.
* Non-income producing security.
(a) Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

4

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - MID-CAP VALUE PORTFOLIO March 31, 2008

		Value
Investments	Shares	(000)
COMMON STOCKS 97.09%

Advertising Agency 3.68%
Interpublic Group of Cos., Inc (The)*	3,255,458	$27,378
R.H. Donnelley Corp.*	966,718	4,892
Total		32,270

Agriculture, Fishing & Ranching 0.50%
Monsanto Co.	39,102	4,360

Auto Parts: After Market 1.65%
Genuine Parts Co.	360,213	14,488

Auto Parts: Original Equipment 0.57%
ArvinMeritor, Inc.	400,731	5,013

Banks 0.64%
Comerica Inc.	30,100	1,056
Fifth Third Bancorp	71,100	1,488
M&T Bank Corp.	17,100	1,376
Zions Bancorp	37,500	1,708
Total		5,628

Beverage: Soft Drinks 2.23%
Coca-Cola Enterprises Inc.	808,592	19,568

Building: Materials 0.38%
Owens Corning Inc.*	184,000	3,336

Chemicals 3.17%
Chemtura Corp.	1,466,811	10,767
Eastman Chemical Co.	273,040	17,051
Total		27,818

Commercial Information Services 1.12%
Arbitron Inc.	227,017	9,798

Communications Technology 8.92%
ADC Telecommunications, Inc.*	933,234	11,274
JDS Uniphase Corp.*	2,212,847	29,630
McAfee, Inc.*	771,423	25,526
Tellabs, Inc.*	2,144,600	11,688
Total		78,118

Computer Services, Software & Systems 2.16%
Cadence Design Systems, Inc.*	297,665	3,179
Openwave Systems, Inc.	804,109	1,970
Sybase, Inc.*	522,378	13,739
Total		18,888

Consumer Products 1.86%
Snap-on Inc.	319,760	16,260

Containers & Packaging: Paper & Plastic 2.04%
Pactiv Corp.*	680,997	17,849

Diversified Manufacturing 2.15%
Ball Corp.	410,665	18,866

Diversified Production 0.50%
Pentair, Inc.	137,600	4,389

Drug & Grocery Store Chains 2.92%
Kroger Co. (The)	498,197	12,654
Safeway, Inc.	440,437	12,927
Total		25,581

Drugs & Pharmaceuticals 4.64%
King Pharmaceuticals, Inc.*	2,025,582	17,623
Mylan Inc.	1,984,674	23,022
Total		40,645

Engineering & Contracting Services 0.79%
KBR, Inc.	249,935	6,931

Fertilizers 0.75%
Mosaic Co. (The)*	63,780	6,544

Foods 3.04%
Dean Foods Co.	614,724	12,350
Smithfield Foods, Inc.*	554,154	14,275
Total		26,625

Health & Personal Care 0.92%
HealthSouth Corp.*	450,935	8,022

See Notes to Schedule of Investments.

1

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - MID-CAP VALUE PORTFOLIO March 31, 2008

		Value
Investments	Shares	(000)
Healthcare Management Services 0.23%
Aetna Inc.	48,671	$2,048

Household Furnishings 0.49%
Newell Rubbermaid, Inc.	188,436	4,309

Identification Control & Filter Devices 1.09%
Hubbell, Inc. Class B	219,173	9,576

Insurance: Life 1.39%
Conseco, Inc.*	1,194,827	12,187

Insurance: Property-Casualty 3.22%
ACE Ltd. (Bermuda)(a)	209,019	11,508
PartnerRe Ltd. (Bermuda)(a)	218,790	16,694
Total		28,202

Machinery: Engines 0.98%
Cummins, Inc.	182,750	8,556

Machinery: Oil Well Equipment & Services 1.88%
Halliburton Co.	419,060	16,482

Medical & Dental Instruments & Supplies 1.27%
Covidien Ltd. (Bermuda)(a)	251,200	11,116

Metal Fabricating 1.87%
Timken Co. (The)	550,575	16,363

Miscellaneous: Equipment 0.83%
W.W. Grainger, Inc.	95,344	7,283

Offshore Drilling 1.49%
Transocean Inc. (Cayman Islands)*(a)	96,845	13,093

Oil: Crude Producers 3.93%
EOG Resources, Inc.	146,116	17,534
Range Resources Corp.	266,539	16,912
Total		34,446

Paints & Coatings 0.58%
Valspar Corp. (The)	255,906	5,077

Paper 2.07%
AbitibiBowater Inc. (Canada)(a)	658,319	8,499
MeadWestvaco Corp.	352,562	9,597
Total		18,096

Publishing: Miscellaneous 2.87%
Idearc Inc.	1,122,900	4,087
R.R. Donnelley & Sons Co.	693,335	21,015
Total		25,102

Publishing: Newspapers 0.75%
Gannett Co., Inc.	227,200	6,600

Restaurants 1.22%
Brinker International, Inc.	576,344	10,691

Retail 3.60%
Foot Locker, Inc.	719,363	8,467
Macy’s, Inc.	393,623	9,077
OfficeMax, Inc.	731,140	13,994
Total		31,538

Services: Commercial 1.27%
Allied Waste Industries, Inc.*	1,029,616	11,130

Tires & Rubber 1.42%
Goodyear Tire & Rubber Co. (The)*	481,900	12,433

Utilities: Electrical 9.89%
Ameren Corp.	490,376	21,596
CMS Energy Corp.	1,347,907	18,251
NiSource Inc.	1,317,358	22,711
Northeast Utilities System	846,840	20,782
Puget Energy, Inc.	126,302	3,267
Total		86,607

Utilities: Gas Distributors 0.48%
Southwest Gas Corp.	148,908	4,163

Utilities: Telecommunications 9.64%
CenturyTel, Inc.	427,231	14,201

See Notes to Schedule of Investments.

2

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - MID-CAP VALUE PORTFOLIO March 31, 2008

		Value
Investments	Shares	(000)
Utilities: Telecommunications (continued)
EMBARQ Corp.	640,467	$25,683
Qwest Communications
International Inc.	5,614,371	25,433
Windstream Corp.	1,600,982	19,132
Total		84,449

Total Common Stocks
(cost $982,481,019)		850,544

	Principal
	Amount
	(000)
SHORT-TERM INVESTMENT 3.09%

Repurchase Agreement
Repurchase Agreement dated 3/31/2008, 1.73% due 4/1/2008 with State Street Bank & Trust Co. collateralized by $27,500,000 of U.S. Treasury Notes at 4.00% due 8/31/2009; value: $28,496,875; proceeds: $27,093,170 (cost $27,091,868)	$27,092	27,092

Total Investments in Securities 100.18%
(cost $1,009,572,887)		877,636
Liabilities in Excess of Other Assets (0.18%)		(1,543)
Net Assets 100.00%		$876,093

* Non-income producing security.
(a) Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

3

Notes to Schedule of Investments (unaudited)

1.     ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company, incorporated under Maryland law in 1989. The Company consists of the following eight portfolios (separately, a “Fund” and collectively, the “Funds”):  All Value Portfolio (“All Value”), America’s Value Portfolio (“America’s Value”), Bond-Debenture Portfolio (“Bond-Debenture”),  Growth and Income Portfolio (“Growth and Income”), Growth Opportunities Portfolio (“Growth Opportunities”), International Portfolio (“International”), Large-Cap Core Portfolio (“Large-Cap Core”), and Mid-Cap Value Portfolio (“Mid-Cap Value”).  Each Fund is diversified as defined under the Act.

The investment objective of All Value is long-term growth of capital and income without excessive fluctuations in market value.  The investment objective of America’s Value is to seek current income and capital appreciation.  The investment objective of Bond-Debenture is to seek high current income and the opportunity for capital appreciation to produce a high total return.  The investment objective of Growth and Income is long-term growth of capital and income without excessive fluctuations in market value.  The investment objective of Growth Opportunities is capital appreciation.  The investment objective of International is long-term capital appreciation.  The investment objective of Large-Cap Core is growth of capital and growth of income consistent with reasonable risk.  The investment objective of Mid-Cap Value is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.

2.             SIGNIFICANT ACCOUNTING POLICIES

(a)         Investment Valuation– Securities traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC.  Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities.  Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and electronic data processing techniques. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors.  Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)        Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)         Foreign Transactions–The books and records of the Funds are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned and recorded.

(d)        Repurchase Agreements– Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(e)         When-Issued or Forward Transactions– Each Fund may purchase securities on a when-issued or forward basis.  When-issued or forward transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction.  During the period between purchase and settlement, the value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment.  At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and the value of the security in determining its net asset value.  Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security.  Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

Notes to Schedule of Investments (unaudited)(continued)

(f)           Fair Value Measurements–Each Fund adopted Financial Accounting Standards Board (“FASB”) Statement No. 157, Fair Value Measurements (“SFAS 157”), effective January 1, 2008.  In accordance with SFAS 157, fair value is defined as the price that each Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.  Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.  Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•                  Level 1 – quoted prices in active markets for identical investments;

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing each Fund’s investments carried at value:

All Value
Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 - Quoted Prices	$90,811,915	$-
Level 2 - Other Significant Observable Inputs	4,234,280	-
Total	$95,046,195	$-

America’s Value
Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 - Quoted Prices	$75,170,890	$-
Level 2 - Other Significant Observable Inputs	41,520,766	-
Total	$116,691,656	$-

Bond Debenture
Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 - Quoted Prices	$4,188,565	$-
Level 2 - Other Significant Observable Inputs	310,736,959	-
Total	$314,925,524	$-

Growth and Income
Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 - Quoted Prices	$2,153,115,329	$-
Level 2 - Other Significant Observable Inputs	79,537,187	-
Total	$2,232,652,516	$-

Growth Opportunities
Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 - Quoted Prices	$103,805,192	$-
Level 2 - Other Significant Observable Inputs	6,807,539	-
Total	$110,612,731	$-

International
Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 - Quoted Prices	$27,650,497	$-
Level 2 - Other Significant Observable Inputs	589,255	-
Total	$28,239,752	$-

Notes to Schedule of Investments (unaudited)(continued)

Large-Cap Core
Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 - Quoted Prices	$20,414,494	$-
Level 2 - Other Significant Observable Inputs	1,030,576	-
Total	$21,445,070	$-

Mid-Cap Value
Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 - Quoted Prices	$850,544,292	$-
Level 2 - Other Significant Observable Inputs	27,091,868	-
Total	$877,636,160	$-

3.     FEDERAL TAX INFORMATION

As of  March 31, 2008, the aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes were as follows:

	All Value	America’s Value	Bond-Debenture
Tax cost	$93,924,500	$124,569,441	$326,140,571
Gross unrealized gain	6,940,757	8,024,537	10,018,493
Gross unrealized loss	(5,819,062)	(15,902,322)	(21,233,540)
Net unrealized security gain (loss)	$1,121,695	$(7,877,785)	$(11,215,047)

	Growth and Income	Growth Opportunities	International
Tax cost	$2,242,067,923	$106,827,632	$31,097,208
Gross unrealized gain	176,449,305	7,825,185	1,848,721
Gross unrealized loss	(185,864,712)	(4,040,086)	(4,706,177)
Net unrealized security gain (loss)	$(9,415,407)	$3,785,099	$(2,857,456)

	Large-Cap Core	Mid-Cap Value
Tax cost	$21,423,731	$1,011,767,465
Gross unrealized gain	1,579,477	77,354,076
Gross unrealized loss	(1,558,138)	(211,485,381)
Net unrealized security gain (loss)	$21,339	$ (134,131,305)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities, amortization, and wash sales.

4.     INVESTMENT RISKS

ALL VALUE

The Fund is subject to the general risks and considerations associated with investing in equity securities. The value of an investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which the Fund invests. Large company value stocks, in which the Fund invests a significant portion of its assets, may perform differently than the market as a whole and other types of stocks, such as mid-sized or small-company stocks and growth stocks. This is because different types of stocks tend to shift in and out of favor depending on market and economic conditions. Mid-cap and small-cap company stocks in which the Fund may invest may be more volatile and less liquid than large-cap stocks. The market may fail to recognize the intrinsic value of a particular value stock for a long time. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

These factors can affect the Fund’s performance.

AMERICA’S VALUE

The Fund is subject to the general risks and considerations associated with investing in equity and fixed income securities.

The values of the Fund’s equity security holdings and, consequently, the value of an investment in the Fund will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies involved. With its emphasis on

Notes to Schedule of Investments (unaudited)(continued)

value stocks, the Fund may perform differently than the market as a whole and other types of stocks, such as growth stocks. The market may fail to recognize the intrinsic value of particular value stocks for a long time. The Fund may invest a significant portion of its assets in mid-sized companies that may be less able to weather economic shifts or other adverse developments than larger, more established companies. Because the Fund is not limited to investing in equity securities, the Fund may have smaller gains in a rising stock market than a fund investing solely in equity securities. In addition, if the Fund’s assessment of a company’s value or prospects for market appreciation or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

The values of the Fund’s fixed income holdings, and consequently, the value of an investment in the Fund, will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of these holdings are likely to decline. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal or interest to the Fund, a risk that is greater with high yield securities (sometimes called “lower-rated debt securities” or “junk bonds”) in which the Fund may invest. Some issuers, particularly of high yield bonds, may default as to principal and/or interest payments after the Fund purchases their securities.

A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. High yield bonds are subject to greater price fluctuations, as well as additional risks.

The Fund may invest up to 20% of its net assets in foreign securities, which may present increased market, liquidity, currency, political and other risks.

These factors can affect the Fund’s performance.

BOND-DEBENTURE

The Fund is subject to the general risks and considerations associated with investing in debt securities. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of debt securities are likely to decline; when rates fall, such prices tend to rise. Longer-term securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a debt security will fail to make timely payments of principal or interest to the Fund, a risk that is greater with high yield bonds (sometimes called “lower-rated debt securities” or “junk bonds”) in which the Fund may invest. Some issuers, particularly of high yield bonds, may default as to principal and/or interest payments after the Fund purchases its securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. High yield securities are subject to greater price fluctuations, as well as additional risks. The mortgage-related securities in which the Fund may invest may be particularly sensitive to changes in economic conditions, including delinquencies and/or defaults, and changes in prevailing interest rates.  These changes can affect the value, income and/or liquidity of such positions.  When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive the Fund of income payments above current market rates. The prepayment rate will affect the price and volatility of a mortgage-related security. Some of these securities may be those of such government sponsored enterprises as Federal Home Loan Mortgage Corporation and Federal National Mortgage Association. Such securities are guaranteed with respect to the timely payment of interest and principal by the particular Government sponsored enterprise involved, not by the U.S. Government.

The Fund may invest up to 20% of its net assets in equity securities which may subject it to the general risks and considerations associated with such securities. The value of an investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which the Fund invests.

The Fund may invest up to 20% of its net assets in foreign securities, which may present increased market, liquidity, currency, political, information and other risks.

These factors can affect the Fund’s performance.

GROWTH AND INCOME

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value stocks. The value of an investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which the Fund invests. Large company value stocks may perform differently than the market as a whole and other types of stocks, such as small company stocks and growth stocks. This is because different types of stocks tend to shift in and out of favor depending on market and economic conditions. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

Notes to Schedule of Investments (unaudited)(continued)

These factors can affect the Fund’s performance.

GROWTH OPPORTUNITIES

The Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the stock market in general, and to the changing prospects of individual companies in which the Fund invests. The Fund has particular risks associated with growth stocks. Growth companies may grow faster than other companies, which may result in more volatility in their stock prices. In addition, if the Fund’s assessment of a company’s potential for growth or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a rising market. The Fund invests largely in mid-sized company stocks, which may be less able to weather economic shifts or other adverse developments than larger, more established companies.

These factors can affect the Fund’s performance.

INTERNATIONAL

The Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the stock market in general, and to the changing prospects of individual companies in which the Fund invests. The Fund is subject to the risks of investing in foreign securities and in the securities of small-cap companies. Foreign securities may pose greater risks than domestic securities, including greater price fluctuations, less government regulation, and higher transaction costs. Foreign investments also may be affected by changes in currency rates or currency controls. Investing in small-cap companies generally involves greater risks than investing in the stocks of larger companies, including more volatility and less liquidity.  The Fund is also subject to the risks associated with derivatives, which may be different and greater than the risks associated with investing directly in securities and other instruments.

These factors can affect the Fund’s performance.

LARGE-CAP CORE

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value and growth stocks. This means the value of your investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. Large value and growth stocks may perform differently than the market as a whole and differently than each other and other types of stocks, such as small company stocks. This is because different types of stocks tend to shift in and out of favor depending on market and economic conditions. The market may fail to recognize the intrinsic value of particular value stocks for a long time. Growth stocks may be more volatile than other stocks. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

These factors can affect the Fund’s performance.

MID-CAP VALUE

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value and mid-sized company stocks. The value of an investment will fluctuate in response to movements in the stock market in general, and to the changing prospects of individual companies in which the Fund invests. The market may fail to recognize for a long time the intrinsic value of particular value stocks the Fund may hold. The mid-sized company stocks in which the Fund invests may be less able to weather economic shifts or other adverse developments than those of larger, more established companies. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

These factors can affect the Fund’s performance.

Notes to Schedule of Investments (unaudited)(concluded)

5.    RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, FASB issued FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”).  SFAS 161 is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position, financial performance and cash flows.  SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008.  Management is currently evaluating the impact the adoption of SFAS 161 will have on each Fund’s financial statement disclosures.

Item 2:                               Controls and Procedures.

(a)         Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)        There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:                               Exhibits.

(i)            Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT SERIES FUND, INC.

	By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: May 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: May 27, 2008

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: May 27, 2008